UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-8042

                      (Investment Company Act File Number)


                           Federated Insurance Series
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/07


                Date of Reporting Period:  Quarter ended 3/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED AMERICAN LEADERS FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

  SHARES OR       PRINCIPAL        AMOUNT     VALUE

                  COMMON STOCKS--99.5%
                  CONSUMER DISCRETIONARY--13.7%
      396,400   1 Ford Motor Co.                                                                                       $   3,127,596
      140,400     Gannett Co., Inc.                                                                                        7,903,116
      224,500     Gap (The), Inc.                                                                                          3,863,645
      129,700     Home Depot, Inc.                                                                                         4,765,178
      161,600     Jones Apparel Group, Inc.                                                                                4,965,968
       36,600     Lennar Corp., Class A                                                                                    1,544,886
       45,200     Magna International, Inc., Class A                                                                       3,394,972
                     TOTAL                                                                                                29,565,361
                  CONSUMER STAPLES--10.6%
       74,500     Coca-Cola Co.                                                                                            3,576,000
       63,300     General Mills, Inc.                                                                                      3,685,326
      249,200   2 Kraft Foods, Inc., Class A                                                                               7,889,672
      228,200     Sara Lee Corp.                                                                                           3,861,144
      200,400     Tyson Foods, Inc., Class A                                                                               3,889,764
                     TOTAL                                                                                                22,901,906
                  ENERGY--6.9%
       54,300     Apache Corp.                                                                                             3,839,010
       31,600     BP PLC, ADR                                                                                              2,046,100
       64,400     Chevron Corp.                                                                                            4,763,024
       24,800     Exxon Mobil Corp.                                                                                        1,871,160
       33,800   2 Total SA, Class B, ADR                                                                                   2,358,564
                     TOTAL                                                                                                14,877,858
                  FINANCIALS--24.1%
       78,800     Ace Ltd.                                                                                                 4,496,328
       36,100     Allstate Corp.                                                                                           2,168,166
       97,900     American International Group, Inc.                                                                       6,580,838
       88,633     Bank of America Corp.                                                                                    4,522,056
      216,600     Citigroup, Inc.                                                                                         11,120,244
       72,800     Freddie Mac                                                                                              4,330,872
       99,800     MBIA Insurance Corp.                                                                                     6,535,902
       28,700     Morgan Stanley                                                                                           2,260,412
       32,800     National City Corp.                                                                                      1,221,800
       92,700     Wachovia Corp.                                                                                           5,103,135
       52,000     XL Capital Ltd., Class A                                                                                 3,637,920
                     TOTAL                                                                                                51,977,673
                  HEALTH CARE--14.3%
       58,800   1 Amgen, Inc.                                                                                              3,285,744
      237,900   1 Boston Scientific Corp.                                                                                  3,459,066
       66,800     Cardinal Health, Inc.                                                                                    4,873,060
       85,000   1 Forest Laboratories, Inc., Class A                                                                       4,372,400
       73,500     Johnson & Johnson                                                                                        4,429,110
      200,700     Pfizer, Inc.                                                                                             5,069,682
       38,600     UnitedHealth Group, Inc.                                                                                 2,044,642
       67,000     Wyeth                                                                                                    3,352,010
                     TOTAL                                                                                                30,885,714
                  INDUSTRIALS--5.4%
       16,900     Avery Dennison Corp.                                                                                     1,085,994
       96,700     Masco Corp.                                                                                              2,649,580
       68,948     Northrop Grumman Corp.                                                                                   5,117,320
       40,900     United Technologies Corp.                                                                                2,658,500
                     TOTAL                                                                                                11,511,394
                  INFORMATION TECHNOLOGY--15.8%
      162,300     Applied Materials, Inc.                                                                                  2,973,336
       55,000   1 Computer Sciences Corp.                                                                                  2,867,150
      296,800   1 Dell, Inc.                                                                                               6,888,728
       75,300   1 Fiserv, Inc.                                                                                             3,995,418
       90,900     IBM Corp.                                                                                                8,568,234
       60,400   1 Lexmark International Group, Class A                                                                     3,530,984
       39,700   1 Nortel Networks Corp.                                                                                      954,785
      256,000   1 Xerox Corp.                                                                                              4,323,840
                     TOTAL                                                                                                34,102,475
                  TELECOMMUNICATION SERVICES--8.7%
       82,100     AT&T, Inc.                                                                                               3,237,203
      318,000     Sprint Nextel Corp.                                                                                      6,029,280
      251,406     Verizon Communications                                                                                   9,533,316
                     TOTAL                                                                                                18,799,799
                     TOTAL COMMON STOCKS (IDENTIFIED COST $191,088,551)                                                  214,622,180
                  REPURCHASE AGREEMENT-3.5%
  $ 7,481,000     Interest in $2,800,000,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which ING             7,481,000
                  Financial Markets LLC will repurchase U.S. Government Agency Securities with various maturities to 4/1/2037 for $2,801,260,000 on 4/2/2007. The market value of the underlying securities at the end of the period was $2,856,799,506 (purchased with proceeds from securities lending collateral). (AT COST)
                     TOTAL INVESTMENTS-103.0%                                                                            222,103,180
                      (IDENTIFIED COST $198,569,551)3
                     OTHER ASSETS AND LIABILITIES-NET-(3.0)%                                                             (6,385,242)
                     TOTAL NET ASSETS-100%                                                                             $ 215,717,938

1    Non-income producing security.

2    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of March 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED       MARKET VALUE OF COLLATERAL
     $7,153,274                              $7,481,000

3 At March 31, 2007, the cost of investments for federal tax purposes was $198,569,551. The net unrealized appreciation of investments for federal tax purposes was $23,533,629. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $30,147,688 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,614,059.


Note:          The categories of investments are shown as a percentage of total net assets at March 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates, and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt



FEDERATED CAPITAL APPRECIATION FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                   COMMON STOCKS--95.6%
                   CONSUMER DISCRETIONARY--7.7%
        14,600     Family Dollar Stores, Inc.                                                                           $    432,452
        10,900     McDonald's Corp.                                                                                          491,045
        19,500     Staples, Inc.                                                                                             503,880
         8,300     Target Corp.                                                                                              491,858
                      TOTAL                                                                                                1,919,235
                   CONSUMER STAPLES--11.0%
         7,400     Altria Group, Inc.                                                                                        649,794
         4,800     Diageo PLC, ADR                                                                                           388,560
        10,900     Kellogg Co.                                                                                               560,587
         2,800     Kraft Foods, Inc., Class A                                                                                 88,648
        22,500     Unilever N.V., ADR                                                                                        657,450
         8,700     Wal-Mart Stores, Inc.                                                                                     408,465
                      TOTAL                                                                                                2,753,504
                   ENERGY--10.1%
         7,900     Exxon Mobil Corp.                                                                                         596,055
         8,100     Schlumberger Ltd.                                                                                         559,710
         5,100   1 Transocean Sedco Forex, Inc.                                                                              416,670
        11,300   1 Weatherford International Ltd.                                                                            509,630
         8,200     XTO Energy, Inc.                                                                                          449,442
                      TOTAL                                                                                                2,531,507
                   FINANCIALS--14.4%
         6,900     Ace Ltd.                                                                                                  393,714
        14,100     American International Group, Inc.                                                                        947,802
         2,300     Barclays PLC, ADR                                                                                         130,962
         3,400     Merrill Lynch & Co., Inc.                                                                                 277,678
         5,800     Morgan Stanley                                                                                            456,808
         3,400     Prudential Financial, Inc.                                                                                306,884
        17,100     U.S. Bancorp                                                                                              597,987
         9,100     Wachovia Corp.                                                                                            500,955
                      TOTAL                                                                                                3,612,790
                   HEALTH CARE--16.9%
        11,900     Abbott Laboratories                                                                                       664,020
         4,000     Bristol-Myers Squibb Co.                                                                                  111,040
         7,800     Cardinal Health, Inc.                                                                                     569,010
         5,800   1 Cephalon, Inc.                                                                                            413,018
         5,100   1 Genentech, Inc.                                                                                           418,812
         5,000     McKesson HBOC, Inc.                                                                                       292,700
        16,000   1 Medimmune, Inc.                                                                                           582,240
        10,900     Merck & Co., Inc.                                                                                         481,453
         7,200     Shire PLC, ADR                                                                                            445,680
         4,900     Wyeth                                                                                                     245,147
                      TOTAL                                                                                                4,223,120
                   INDUSTRIALS--10.5%
        10,700   1 AGCO Corp.                                                                                                395,579
        10,320   1 Foster Wheeler Ltd.                                                                                       602,585
         7,600     Northrop Grumman Corp.                                                                                    564,072
        11,400     Trinity Industries, Inc.                                                                                  477,888
         1,900     United Technologies Corp.                                                                                 123,500
        13,700     Waste Management, Inc.                                                                                    471,417
                      TOTAL                                                                                                2,635,041
                   INFORMATION TECHNOLOGY--11.5%
         7,500   1 Amdocs Ltd.                                                                                               273,600
         1,400   1 Cadence Design Systems, Inc.                                                                               29,484
        22,900   1 Cisco Systems, Inc.                                                                                       584,637
        24,900   1 Corning, Inc.                                                                                             566,226
        23,000   1 EMC Corp. Mass                                                                                            318,550
           300   1 Google, Inc.                                                                                              137,448
         3,000     IBM Corp.                                                                                                 282,780
        11,300     Intel Corp.                                                                                               216,169
        16,600     Microsoft Corp.                                                                                           462,642
                      TOTAL                                                                                                2,871,536
                   MATERIALS--5.4%
        16,700     Alcoa, Inc.                                                                                               566,130
         1,900     Praxair, Inc.                                                                                             119,624
         2,900     Rio Tinto PLC, ADR                                                                                        660,649
                      TOTAL                                                                                                1,346,403
                   TELECOMMUNICATION SERVICES--4.1%
        15,000     AT&T, Inc.                                                                                                591,450
        11,500     Verizon Communications                                                                                    436,080
                      TOTAL                                                                                                1,027,530
                   UTILITIES--4.0%
        10,000     Consolidated Edison Co.                                                                                   510,600
         4,500     FirstEnergy Corp.                                                                                         298,080
         4,600     SCANA Corp.                                                                                               198,582
                      TOTAL                                                                                                1,007,262
                      TOTAL COMMON STOCKS (IDENTIFIED COST $20,621,993)                                                   23,927,928
                   REPURCHASE AGREEMENT-4.4%
  $  1,118,000     Interest in $1,575,000,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which Deutsche       1,118,000
                   Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/25/2037 for $1,575,708,750 on 4/2/2007. The market value of the underlying securities at the end of the period was $1,612,075,725 (AT COST).
                      TOTAL INVESTMENTS --- 100.0%                                                                        25,045,928
                      (IDENTIFIED COST $21,739,993)2
                      OTHER ASSETS AND LIABILITIES --- NET --- (0.0)%                                                        (8,693)
                      TOTAL NET ASSETS --- 100%                                                                         $ 25,037,235

1    Non-income producing security.

2 At March 31, 2007, the cost of investments for federal tax purposes was $21,739,993. The net unrealized appreciation of investments for federal tax purposes was $3,305,935. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,477,676 and net unrealized depreciation from investments for those securities having an excess of cost over value of $171,741.


    Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors.

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed- income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.


Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt






FEDERATED CAPITAL INCOME FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                  COMMON STOCKS--37.8%
                  CONSUMER DISCRETIONARY--2.3%
        5,000     CBS Corp. - Class B                                                                                  $     152,950
        3,840     Dow Jones & Co.                                                                                            132,365
        4,380     Gannett Co., Inc.                                                                                          246,550
       13,320     Gap (The), Inc.                                                                                            229,237
        6,420     Home Depot, Inc.                                                                                           235,871
        5,360     McDonald's Corp.                                                                                           241,468
        5,830     Nissan Motor Co. Ltd., ADR                                                                                 124,762
                      TOTAL                                                                                                1,363,203
                  CONSUMER STAPLES--3.3%
        3,670     Altria Group, Inc.                                                                                         322,263
        1,300     Anheuser-Busch Cos., Inc.                                                                                   65,598
        9,320     Coca-Cola Co.                                                                                              447,360
        2,960     Colgate-Palmolive Co.                                                                                      197,698
        3,750     Kimberly-Clark Corp.                                                                                       256,838
        4,930     Kraft Foods, Inc., Class A                                                                                 156,084
        4,110     PepsiCo, Inc.                                                                                              261,232
        5,560     Wal-Mart Stores, Inc.                                                                                      261,042
                      TOTAL                                                                                                1,968,115
                  ENERGY--4.4%
        6,220     BP PLC, ADR                                                                                                402,745
        8,890     Chevron Corp.                                                                                              657,504
        4,500     ENI SpA, ADR                                                                                               291,735
        6,060     Enbridge Inc.                                                                                              197,859
          900     Exxon Mobil Corp.                                                                                           67,905
        1,220     Kinder Morgan, Inc.                                                                                        129,869
        5,840     Royal Dutch Shell PLC                                                                                      387,192
        6,690     Total SA, ADR, Class B                                                                                     466,828
                      TOTAL                                                                                                2,601,637
                  FINANCIALS--12.3%
        6,600     Ace, Ltd.                                                                                                  376,596
        1,390     Aflac, Inc.                                                                                                 65,413
        8,660     Allstate Corp.                                                                                             520,120
       21,766     Bank of America Corp.                                                                                    1,110,501
        6,370     Bank of New York Co., Inc.                                                                                 258,304
       25,720     Citigroup, Inc.                                                                                          1,320,465
        3,950     Freddie Mac                                                                                                234,986
        3,540     Fannie Mae                                                                                                 193,213
        7,660     MBIA, Inc.                                                                                                 501,653
        3,400     Morgan Stanley                                                                                             267,784
        4,800     Nationwide Financial Services, Inc., Class A                                                               258,528
        2,930     PartnerRe Ltd.                                                                                             200,822
        3,120     SLM Holding Corp.                                                                                          127,608
        1,600     UBS AG - U.S.                                                                                               95,088
       19,730     Wachovia Corp.                                                                                           1,086,137
        1,500     Washington Mutual, Inc.                                                                                     60,570
       18,660     Wells Fargo & Co.                                                                                          642,464
                      TOTAL                                                                                                7,320,252
                  HEALTH CARE-4.8%
        4,400     Biovail Corp.                                                                                               96,184
        9,770     GlaxoSmithKline PLC, ADR                                                                                   539,890
        9,810     Johnson & Johnson                                                                                          591,151
        3,670     Lilly (Eli) & Co.                                                                                          197,116
       40,450     Pfizer, Inc.                                                                                             1,021,767
        7,470     Wyeth                                                                                                      373,724
                      TOTAL                                                                                                2,819,832
                  INDUSTRIALS--3.3%
        2,560     3M Co.                                                                                                     195,661
        3,040     Avery Dennison Corp.                                                                                       195,350
        2,690     Dover Corp.                                                                                                131,299
        7,490     General Electric Co.                                                                                       264,846
        1,400     Illinois Tool Works, Inc.                                                                                   72,240
        6,900     Ingersoll-Rand Co., Class A                                                                                299,253
        6,700     Northrop Grumman Corp.                                                                                     497,274
        3,620     United Parcel Service, Inc.                                                                                253,762
        2,100     Waste Management, Inc.                                                                                      72,261
                      TOTAL                                                                                                1,981,946
                  INFORMATION TECHNOLOGY--0.2%
        6,810     Intel Corp.                                                                                                130,275
                  MATERIALS--1.7%
        3,770     Alcoa, Inc.                                                                                                127,803
        2,660     Anglo American PLC, ADR                                                                                     70,277
        2,750     Bowater, Inc.                                                                                               65,505
        1,300   1 Freeport-McMoRan Copper & Gold, Inc.                                                                        86,047
        4,070     International Flavors & Fragrances, Inc.                                                                   192,185
        1,200     PPG Industries, Inc.                                                                                        84,372
        2,800     Packaging Corp. of America                                                                                  68,320
          400   1 Rio Tinto PLC, ADR                                                                                          91,124
        3,810     Rohm & Haas Co.                                                                                            197,053
                      TOTAL                                                                                                  982,686
                  TELECOMMUNICATION SERVICES-3.8%
       37,112     AT&T, Inc.                                                                                               1,463,326
        7,400     Deutsche Telekom AG, ADR                                                                                   122,322
        2,800     Embarq Corp.                                                                                               157,780
        4,600     NTT Docomo Inc. - Spon. ADR                                                                                 84,778
        3,490     Verizon Communications                                                                                     132,341
       22,017     Windstream Corp.                                                                                           323,430
                      TOTAL                                                                                                2,283,977
                  UTILITIES--1.7%
        5,790     Duke Energy Corp.                                                                                          117,479
        5,600     Energy East Corp.                                                                                          136,416
          990     FirstEnergy Corp.                                                                                           65,578
        7,810     SCANA Corp.                                                                                                337,158
        5,030     TXU Corp.                                                                                                  322,423
                      TOTAL                                                                                                  979,054
                      TOTAL COMMON STOCKS (IDENTIFIED COST $19,489,492)                                                   22,430,977
                  CORPORATE BONDS-5.7%
                  BANKING--0.7%
  $   150,000 2,3 Banco Credito del Peru, Sub. Note, 6.95%, 11/7/2016                                                        150,527
      250,000 2,3 Turanalem Finance BV, 7.75%, 4/25/2013                                                                     249,375
                      TOTAL                                                                                                  399,902
                  BASIC INDUSTRY - PAPER--0.5%
      250,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                                 272,699
                  COMMUNICATIONS - MEDIA NONCABLE--0.3%
      185,000     British Sky Broadcasting Group PLC, 8.2%, 7/15/2009                                                        196,655
                  FINANCIAL INSTITUTION - BANKING--0.5%
      300,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                            320,245
                  LEISURE & ENTERTAINMENT--0.2%
      100,000 2,3 Cap Cana SA, 9.625%, 11/3/2013                                                                             105,000
                  METALS & MINING--0.3%
      150,000 2,3 Adaro Finance BV, Company Guarantee, 8.50%, 12/8/2010                                                      156,000
                  OIL & GAS--2.3%
      800,000     Gazprom, Note, 8.625%, 4/28/2034                                                                         1,029,880
              2,3
      350,000 2,3 Petrozuata Finance Inc., Company Guarantee, 8.22%, 4/1/2017                                                353,500
                      TOTAL                                                                                                1,383,380
                  STEEL--0.5%
      275,000 2,3 CSN Islands VIII Corp., Company Guarantee, 9.75%, 12/16/2013                                               314,875
                  TELECOMMUNICATIONS & CELLULAR--0.4%
      200,000     Philippine Long Distance , Sr. Unsub., 11.375%, 5/15/2012                                                  247,000
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $3,150,475)                                                   3,395,756
                  GOVERNMENTS/AGENCIES-14.5%
                  SOVEREIGN--14.5%
      431,858     Argentina, Government of, Note, Series $dis, 3.97%, 6/30/2008                                              504,626
      800,000     Brazil Nota Do Tesouro, 10.00%, 1/1/2012                                                                   374,190
      400,000     Brazil, Government of, 8.875%, 4/15/2024                                                                   520,000
      600,000     Brazil, Government of, Bond, 8.25%, 1/20/2034                                                              753,900
      237,000     Brazil, Government of, Note, 8.00%, 1/15/2018                                                              268,639
      200,000     Colombia, Government of, 7.375%, 9/18/2037                                                                 218,300
      400,000     Colombia, Government of, Bond, 8.125%, 5/21/2024                                                           469,000
      100,000     Ecuador, Government of, Series REGS, 8/15/2030                                                              89,250
      100,000     Ecuador, Government of, Series REGS, 9.375%, 12/15/2015                                                     95,600
    3,100,000     Mexico Fixed Rate Bond, Bond, Series MI10, 9.00%, 12/20/2012, MXN                                          300,444
    3,103,000     Mexico Fixed Rate Bond, Bond, Series M 20, 10.00%, 12/5/2024, MXN                                          345,573
      800,000     Mexico, Government of, Note, 4.625%, 10/8/2008                                                             791,200
      400,000     Mexico, Government of, Note, 9.875%, 2/1/2010                                                              449,060
      300,000     Peru, Government of, Bond, 8.75%, 11/21/2033                                                               396,000
      300,000     Philippines, Government , 9.875%, 1/15/2019                                                                388,875
      150,000     Philippines, Government, Bond, 7.75%, 1/14/2031                                                            169,875
      100,000     Philippines, Government, Sr. Note, 9.50%, 2/2/2030                                                         133,250
      670,000     Russia, Government of, 5.00%, 3/31/2007                                                                    760,450
      285,000     Turkey, Government of, 6.875%, 3/17/2036                                                                   273,956
      350,000     Turkey, Government of, Note, 7.375%, 2/5/2025                                                              361,375
       65,000     Uruguay, Government of, 7.625%, 3/21/2036                                                                   71,987
      100,000     Uruguay, Government of, Note, 8.00%, 11/18/2022                                                            114,000
      250,000     Venezuela, Government of, 9.375%, 1/13/2034                                                                323,250
      430,000     Venezuela, Government of, Note, 7.65%, 4/21/2025                                                           455,778
                      TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,817,132)                                               8,628,578
                  MORTGAGE--BACKED SECURITIES-17.8%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--16.0%
      500,000     Federal Home Loan Mortgage Corp., 5.50%, 30 Year, 12/1/2036                                                494,764
      500,000     Federal Home Loan Mortgage Corp., 6.00%, 30 Year, 12/1/2036                                                503,919
      250,000     Federal Home Loan Mortgage Corp., 6.50%, 30 Year, 12/1/2036                                                254,981
      367,300     Federal Home Loan Mortgage Corp. Pool A14164, 5.00%, 30 Year, 10/1/2033                                    355,952
      183,091     Federal Home Loan Mortgage Corp. Pool A47194, 5.00%, 30 Year, 10/1/2035                                    177,148
    1,127,068     Federal Home Loan Mortgage Corp. Pool A48294, 5.00%, 30 Year, 2/1/2036                                   1,090,486
      468,742     Federal Home Loan Mortgage Corp. Pool A53896, 6.50%, 30 Year, 11/1/2036                                    478,228
    2,428,755     Federal Home Loan Mortgage Corp. Pool A56495, 5.50%, 30 Year, 1/1/2037                                   2,403,511
      299,672     Federal Home Loan Mortgage Corp. Pool A57023, 5.50%, 30 Year, 2/1/2037                                     296,558
      462,455     Federal Home Loan Mortgage Corp. Pool G01954, 5.00%, 30 Year, 11/1/2035                                    447,445
    1,583,215     Federal Home Loan Mortgage Corp. Pool G02479, 6.00%, 30 Year, 12/1/2036                                  1,595,933
      299,971     Federal Home Loan Mortgage Corp. Pool G12526, 4.50%, 15 Year, 11/1/2021                                    290,594
      159,937     Federal Home Loan Mortgage Corp. Pool G18045, 5.00%, 15 Year, 3/1/2020                                     157,787
      214,236     Federal Home Loan Mortgage Corp. Pool G18078, 5.00%, 15 Year, 10/1/2020                                    211,289
      246,816     Federal Home Loan Mortgage Corp. Pool J03710, 6.00%, 15 Year, 11/1/2021                                    250,964
      492,339     Federal Home Loan Mortgage Corp. Pool J03848, 4.50%, 15 Year, 11/1/2021                                    476,642
                      TOTAL                                                                                                9,486,201
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.8%
       98,928     Federal National Mortgage Association Pool 789090, 5.50%, 15 Year, 8/1/2019                                 99,218
      317,412     Federal National Mortgage Association Pool 806237, 5.00%, 15 Year, 12/1/2019                               313,170
      400,855     Federal National Mortgage Association Pool 822564, 5.50%, 15 Year, 12/1/2020                               401,781
      298,634     Federal National Mortgage Association Pool 864008, 4.50%, 15 Year, 12/1/2020                               289,113
                      TOTAL                                                                                                1,103,282
                      TOTAL MORTGAGE--BACKED SECURITIES (IDENTIFIED COST $10,548,234)                                     10,589,483
                  PREFERRED STOCKS--3.0%
                  ENERGY--0.5%
        5,400 2,3 Goldman Sachs Trigger Mandatory Exchangeable Notes, GlobalSantaFe Corp.                                    310,122
                  FINANCIAL--1.1%
        5,100 2,3 Merrill Lynch Capped Appreciation Note, RenaissanceRe Holdings Ltd.                                        257,984
        1,400     Washington Mutual, Inc., Conv. Pfd., $2.687, Annual Dividend                                                75,320
       13,400     XL Capital Ltd., PEPS, $1.625, Annual Dividend                                                             314,900
                      TOTAL                                                                                                  648,204
                  TECHNOLOGY--1.4%
        8,800 2,3 Goldman Sachs Trigger Mandatory Exchangeable Notes, Linnear Technology Corp.                               278,203
        9,300 2,3 Goldman Sachs Trigger Mandatory Exchangeable Notes, Maxim Integrated Products Inc.                         277,382
       13,700 2,3 Merrill Lynch Capped Appreciation Note, Nokia Oyj, ADR, Class A, PERCS                                     293,180
                      TOTAL                                                                                                  848,765
                      TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,761,711)                                                  1,807,091
                  MUTUAL FUND-16.2%
    1,289,165   4 Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $9,382,944)                          9,591,387
                  REPURCHASE AGREEMENT--6.8%
  $ 4,018,000     Interest in $1,575,000,000 joint repurchase agreement, 5.40%, dated 3/30/2007 under which                4,018,000
                  Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/25/2037 for $1,575,708,750 on 4/2/2007. The market value of the underlying securities at the end of the period was $1,612,075,725. (AT COST)
                      TOTAL INVESTMENTS - 101.8%                                                                          60,461,272
                      (IDENTIFIED COST $56,167,988)5
                      OTHER ASSETS AND LIABILITIES - NET - (1.8)%                                                        (1,047,416)
                      TOTAL NET ASSETS - 100%                                                                          $  59,413,856


1    Portion of security subject to options written.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2007, these restricted securities amounted to $3,776,028, which represented 6.4% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At March 31, 2007, these liquid restricted securities amounted to $3,776,028, which represented 6.4% of total net assets.

4    Affiliated company.

5 On March 31, 2007, the cost of investments for federal tax purposes was $56,230,060. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and written options was $4,231,212. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,534,147 and the net unrealized depreciation from investments for those securities having an excess of cost over value of $302,935.



 At March 31, 2007,  the Fund had the following open written options:

 SECURITY                             EXPIRATION   EXERCISE  CONTRACTS   VALUE
                                      DATE         PRICE
 Freeport McMoran Copper & Gold, Inc. April 2007   $70          5        $363
 Rio Tinto PLC, ADR                   April 2007   $250         3        $120
 Total (premium received $731)                                           $483




Note: The categories of investments are shown as a percentage of total net assets on March 31, 2007.

 The following is a summary of the Fund's written option activity:
 CONTRACTS                     NUMBER OF CONTRACTS     PREMIUM
-------------------------------------------------------------------
 Outstanding at 12/31/2006                -            $ -
-------------------------------------------------------------------
 Contracts written                        8            731
-------------------------------------------------------------------
 Contracts exercised                      -            -
-------------------------------------------------------------------
 Contracts expired                        -            -
-------------------------------------------------------------------
 Outstanding at 3/31/2007                 8            $731
-------------------------------------------------------------------



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates, and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.




    The following acronyms are used throughout this portfolio:

 ADR   --American Depositary Receipt
 PEPS  --Participating Equity Preferred Stock
 PERCS --Preferred Equity Redemption Cumulative Stock







FEDERATED EQUITY INCOME FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                  COMMON STOCKS--89.2%
                  CONSUMER DISCRETIONARY--5.5%
       10,300     CBS Corp. (New), Class B                                                                              $    315,077
        8,070     Dow Jones & Co.                                                                                            278,173
        9,270     Gannett Co., Inc.                                                                                          521,808
       28,510     Gap (The), Inc.                                                                                            490,657
       13,760     Home Depot, Inc.                                                                                           505,542
       13,050     McDonald's Corp.                                                                                           587,903
       12,250     Nissan Motor Co., Ltd., ADR                                                                                262,150
                      TOTAL                                                                                                2,961,310
                  CONSUMER STAPLES--7.8%
        7,600     Altria Group, Inc.                                                                                         667,356
        3,100     Anheuser-Busch Cos., Inc.                                                                                  156,426
       20,900     Coca-Cola Co.                                                                                            1,003,200
        6,700     Colgate-Palmolive Co.                                                                                      447,493
        8,050     Kimberly-Clark Corp.                                                                                       551,344
       10,400     Kraft Foods, Inc., Class A                                                                                 329,264
        8,630     PepsiCo, Inc.                                                                                              548,523
       11,790     Wal-Mart Stores, Inc.                                                                                      553,541
                      TOTAL                                                                                                4,257,147
                  ENERGY--10.5%
       13,730     BP PLC, ADR                                                                                                889,017
       19,550     Chevron Corp.                                                                                            1,445,918
        9,900     ENI SpA, ADR                                                                                               641,817
       13,030     Enbridge, Inc.                                                                                             425,430
        2,100     Exxon Mobil Corp.                                                                                          158,445
        2,680     Kinder Morgan, Inc.                                                                                        285,286
       12,880     Royal Dutch Shell PLC, Class A, ADR                                                                        853,944
       14,780     Total SA, Class B, ADR                                                                                   1,031,348
                      TOTAL                                                                                                5,731,205
                  FINANCIALS--29.3%
       15,493     Ace Ltd.                                                                                                   884,031
        2,990     Aflac, Inc.                                                                                                140,709
       18,480     Allstate Corp.                                                                                           1,109,909
       46,982     Bank of America Corp.                                                                                    2,397,022
       13,990     Bank of New York Co., Inc.                                                                                 567,295
       54,620     Citigroup, Inc.                                                                                          2,804,191
        8,730     Freddie Mac                                                                                                519,348
        7,810     Fannie Mae                                                                                                 426,270
       16,350     MBIA Insurance Corp.                                                                                     1,070,762
        7,040     Morgan Stanley                                                                                             554,470
       10,430     Nationwide Financial Services, Inc., Class A                                                               561,760
        6,700     PartnerRe Ltd.                                                                                             459,218
        6,800     SLM Corp.                                                                                                  278,120
        4,700     UBS AG                                                                                                     279,321
       41,430     Wachovia Corp.                                                                                           2,280,722
        6,440     Washington Mutual Bank                                                                                     260,047
       39,700     Wells Fargo & Co.                                                                                        1,366,871
                      TOTAL                                                                                               15,960,066
                  HEALTH CARE--10.8%
        9,600     Biovail Corp.                                                                                              209,856
        7,700     Eli Lilly & Co.                                                                                            413,567
       16,270     GlaxoSmithKline PLC, ADR                                                                                   899,080
       20,600     Johnson & Johnson                                                                                        1,241,356
       86,780     Pfizer, Inc.                                                                                             2,192,063
       18,200     Wyeth                                                                                                      910,546
                      TOTAL                                                                                                5,866,468
                  INDUSTRIALS--8.1%
        5,490     3M Co.                                                                                                     419,601
        6,720     Avery Dennison Corp.                                                                                       431,827
        5,650     Dover Corp.                                                                                                275,776
       15,920     General Electric Co.                                                                                       562,931
        3,100     Illinois Tool Works, Inc.                                                                                  159,960
       15,200     Ingersoll-Rand Co., Class A                                                                                659,224
       15,600     Northrop Grumman Corp.                                                                                   1,157,832
        7,710     United Parcel Service, Inc.                                                                                540,471
        5,100     Waste Management, Inc.                                                                                     175,491
                      TOTAL                                                                                                4,383,113
                  INFORMATION TECHNOLOGY--0.5%
       14,300     Intel Corp.                                                                                                273,559
                  MATERIALS--3.9%
        8,120     Alcoa, Inc.                                                                                                275,268
        5,710     Anglo American PLC, ADR                                                                                    150,858
        5,820     Bowater, Inc.                                                                                              138,632
        2,900   1 Freeport-McMoran Copper & Gold, Inc.                                                                       191,951
        8,730     International Flavors & Fragrances, Inc.                                                                   412,231
        2,700     PPG Industries, Inc.                                                                                       189,837
        6,700     Packaging Corp. of America                                                                                 163,480
          800   1 Rio Tinto PLC, ADR                                                                                         182,248
        8,410     Rohm & Haas Co.                                                                                            434,965
                      TOTAL                                                                                                2,139,470
                  TELECOMMUNICATION SERVICES--9.0%
       82,027     AT&T, Inc.                                                                                               3,234,325
       15,850     Deutsche Telekom AG, ADR                                                                                   262,000
        5,900     Embarq Corp.                                                                                               332,465
       10,100     NTT DoCoMo, Inc., ADR                                                                                      186,143
        7,320     Verizon Communications                                                                                     277,574
       40,376     Windstream Corp.                                                                                           593,123
                      TOTAL                                                                                                4,885,630
                  UTILITIES--3.8%
       12,150     Duke Energy Corp.                                                                                          246,523
       12,400     Energy East Corp.                                                                                          302,064
        2,070     FirstEnergy Corp.                                                                                          137,117
       16,580     SCANA Corp.                                                                                                715,759
       10,670     TXU Corp.                                                                                                  683,947
                      TOTAL                                                                                                2,085,410
                      TOTAL COMMON STOCKS                                                                                 48,543,378
                      (IDENTIFIED COST $40,666,198)
                  PREFERRED STOCKS--6.2%
                  ENERGY--1.3%
       12,100 2,3 Goldman Sachs Group, Inc., GlobalSantaFe Corp., PERCS                                                      694,903
                  FINANCIALS--1.5%
       11,300 2,3 Merrill Lynch & Co., Inc., RenaissanceRe Holdings Ltd., PERCS                                              571,611
       11,200     XL Capital Ltd., PEPS, $1.625, Annual Dividend                                                             263,200
                     TOTAL                                                                                                   834,811
                  INFORMATION TECHNOLOGY--3.4%
       19,100 2,3 Goldman Sachs Group, Inc., Linnear Technology Corp., PERCS                                                 603,827
       20,300 2,3 Goldman Sachs Group, Inc., Maxim Integrated Products, Inc., PERCS                                          605,468
       30,200 2,3 Merrill Lynch & Co., Inc., Nokia Oyj, ADR, Class A, PERCS                                                  646,280
                     TOTAL                                                                                                 1,855,575
                      TOTAL PREFERRED STOCKS                                                                               3,385,289
                      (IDENTIFIED COST $3,213,105)
                  REPURCHASE AGREEMENT--4.7%
  $ 2,565,000     Interest in $1,575,000,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which Deutsche        2,565,000
                  Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to
                  3/25/2037 for $1,575,708,750 on 4/2/2007.  The market value of the underlying securities at the end of the period was $1,612,075,725. (AT COST)
                      TOTAL INVESTMENTS - 100.1%                                                                          54,493,667
                      (IDENTIFIED COST $46,444,303)4
                      OTHER ASSETS AND LIABILITIES - NET-(0.1)%                                                             (74,163)
                      TOTAL NET ASSETS - 100%                                                                           $ 54,419,504

1    Portion of security subject to options written.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2007, these restricted securities amounted to $3,122,089, which represented 5.7% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At March 31, 2007, these liquid restricted securities amounted to $3,122,089, which represented 5.7% of total net assets.

4 At March 31, 2007, the cost of investments for federal tax purposes was $46,444,303. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and written options was $8,049,364. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,433,165 and net unrealized depreciation from investments for those securities having an excess of cost over value of $383,801.


 At March 31, 2007,  the Fund had the following open written options:

 SECURITY                             EXPIRATION   EXERCISE  CONTRACTS  VALUE
                                      DATE         PRICE
 Freeport McMoran Copper & Gold, Inc. April 2007   $70        10        $725
 Rio Tinto PLC                        April 2007   $250        7        $280
 Total (premium received $1,559)                                        $1,005


Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

 The following is a summary of the Fund's written option activity:
 CONTRACTS                     NUMBER OF CONTRACTS     PREMIUM
-------------------------------------------------------------------
 Outstanding at 12/31/2006                -            $ -
-------------------------------------------------------------------
 Contracts written                       17            1,559
-------------------------------------------------------------------
 Contracts exercised                      -            -
-------------------------------------------------------------------
 Contracts expired                        -            -
-------------------------------------------------------------------
 Outstanding at 3/31/2007                17            $1,559
-------------------------------------------------------------------



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates, and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



The following acronyms are used throughout this portfolio:

 ADR   --American Depositary Receipt
 PEPS  --Participating Equity Preferred Stock
 PERCS --Preferred Equity Redemption Cumulative Stock






FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   U.S. TREASURY OBLIGATIONS--10.8%
  $  1,000,000     United States Treasury Bonds, 6.000%, 2/15/2026                                                    $    1,130,469
     1,700,000     United States Treasury Bonds, 6.125%, 11/15/2027                                                        1,964,411
     1,000,000     United States Treasury Bonds, 6.250%, 8/15/2023                                                         1,148,228
     3,000,000   1 United States Treasury Bonds, 7.250%, 5/15/2016                                                         3,569,765
       370,000     United States Treasury Bonds, 7.500%, 11/15/2024                                                          481,538
     3,050,000     United States Treasury Bonds, 7.625%, 2/15/2025                                                         4,020,347
     1,100,000     United States Treasury Bonds, 8.000%, 11/15/2021                                                        1,453,643
     3,100,000   1 United States Treasury Notes, 3.875%, 5/15/2010                                                         3,041,424
     2,500,000     United States Treasury Notes, 4.250%, 8/15/2015                                                         2,433,259
     2,000,000     United States Treasury Notes, 4.500%, 2/15/2016                                                         1,980,010
     9,000,000     United States Treasury Notes, 4.625%, 11/15/2009 - 10/31/2011                                           9,026,285
     5,860,000     United States Treasury Notes, 5.125%, 5/15/2016                                                         6,059,837
     9,019,800     U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016                                               9,258,488
                      TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $44,831,712)                                       45,567,704
                   GOVERNMENT AGENCIES--12.6%
     4,000,000     Federal Farm Credit System, 4.180%, 9/22/2010                                                           3,912,007
     7,000,000     Federal Farm Credit System, 5.150%, 12/6/2010                                                           7,065,780
     4,000,000     Federal Farm Credit System, 5.375%, 7/18/2011                                                           4,077,129
     7,300,000     Federal Farm Credit System, 5.750%, 1/18/2011 - 12/7/2028                                               7,544,751
     1,245,000     Federal Farm Credit System, 6.000%, 6/11/2008                                                           1,257,716
     3,000,000     Federal Home Loan Bank System, 4.250%, 9/12/2008                                                        2,965,377
     3,100,000     Federal Home Loan Bank System, 5.250%, 8/5/2009                                                         3,118,022
       750,000     Federal Home Loan Bank System, 6.185%, 5/6/2008                                                           758,307
     1,100,000     Federal Home Loan Bank System, 7.125%, 2/15/2030                                                        1,361,770
     1,500,000     Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035                                                    1,469,462
        72,000     Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029                                                        85,850
     1,500,000     Federal National Mortgage Association, 6.000%, 5/15/2008                                                1,516,043
     2,000,000     Tennessee Valley Authority, 4.650%, 6/15/2035                                                           1,822,259
     4,000,000     Tennessee Valley Authority, 5.375%, 11/13/2008                                                          4,023,016
     1,000,000     Tennessee Valley Authority, 5.625%, 1/18/2011                                                           1,022,642
    10,700,000     Tennessee Valley Authority, 6.000%, 3/15/2013                                                          11,301,067
                      TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $53,167,302)                                             53,301,198
                   MORTGAGE-BACKED SECURITIES--60.5%
                   FEDERAL HOME LOAN MORTGAGE CORP.--30.4%
    12,435,772     Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 10/1/2020                                         12,059,246
    44,550,984   2 Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 4/1/2037                                          43,315,042
    53,834,820     Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 6/1/2036                                         53,350,209
    15,070,795   2 Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 4/1/2037                                          15,206,072
     1,811,440     Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 5/1/2031                                           1,869,655
     2,298,420     Federal Home Loan Mortgage Corp., 7.000%, 9/1/2015 - 4/1/2032                                           2,386,466
       231,346     Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031                                             239,940
        30,514     Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030                                                         32,783
        18,893     Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025                                              20,572
                      TOTAL                                                                                              128,479,985
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--21.3%
     6,509,570     Federal National Mortgage Association, 4.500%, 12/1/2019 - 9/1/2035                                     6,214,759
     8,367,495     Federal National Mortgage Association, 5.000%, 3/1/2034 - 11/1/2035                                     8,109,787
    27,211,208     Federal National Mortgage Association, 5.500%, 9/1/2034 - 1/1/2036                                     26,950,808
    27,169,958   2 Federal National Mortgage Association, 6.000%, 5/1/2014 - 4/1/2037                                     27,387,367
    19,256,928   2 Federal National Mortgage Association, 6.500%, 6/1/2029 - 4/1/2037                                     19,655,598
     1,477,913     Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032                                      1,535,511
       153,706     Federal National Mortgage Association, 7.500%, 5/1/2015 - 8/1/2031                                        159,741
        32,003     Federal National Mortgage Association, 8.000%, 7/1/2030                                                    33,403
                      TOTAL                                                                                               90,046,974
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--8.8%
    26,870,444     Government National Mortgage Association, 5.000%, 7/15/2034 - 4/20/2036                                26,083,815
     5,677,279     Government National Mortgage Association, 5.500%, 5/20/2035 - 4/20/2036                                 5,641,500
     2,626,621     Government National Mortgage Association, 6.000%, 4/15/2032 - 7/20/2036                                 2,661,866
     2,405,069     Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032                                2,469,461
       120,748     Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030                                  126,174
       178,941     Government National Mortgage Association, 8.000%, 12/15/2029 - 4/15/2030                                  187,745
        59,584     Government National Mortgage Association, 9.500%, 11/15/2016                                               65,749
                      TOTAL                                                                                               37,236,310
                      TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $251,657,042)                                    255,763,269
                   COLLATERALIZED MORTGAGE OBLIGATIONS-15.6%
     3,546,958     CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020                          3,476,899
     3,387,668     Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033                                       3,538,734
     7,663,121     Federal Home Loan Mortgage Corp. REMIC 3144 FB, 5.670%, 4/15/2036                                       7,688,236
     5,645,450     Federal Home Loan Mortgage Corp. REMIC 3175 FE, 5.630%, 6/15/2036                                       5,659,995
     1,901,029     Federal Home Loan Mortgage Corp. REMIC 3206 FE, 5.720%, 8/15/2036                                       1,909,920
     5,225,000     Federal Home Loan Mortgage Corp. REMIC 3303 FG, 5.750%, 5/1/2037                                        5,225,000
     1,201,460     Federal National Mortgage Association REMIC 2005-63 FC, 5.570%, 10/25/2031                              1,201,683
     1,639,655     Federal National Mortgage Association REMIC 2006-43 FL, 5.720%, 6/25/2036                               1,650,363
     5,467,551     Federal National Mortgage Association REMIC 2006-58 FP, 5.620%, 7/25/2036                               5,488,141
     6,662,547     Federal National Mortgage Association REMIC 2006-81 FB, 5.670%, 9/25/2036                               6,703,295
     6,997,849     Federal National Mortgage Association REMIC 2006-85 PF, 5.700%, 9/25/2036                               7,031,880
     2,280,609     Federal National Mortgage Association REMIC 2006-93 FM, 5.700%, 10/25/2036                              2,280,060
       420,043     Federal National Mortgage Association REMIC 361 1, 0.000%, 10/1/2035                                      345,305
     1,992,536     First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020                    1,953,168
     2,389,463     First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021                               2,361,298
     3,821,738     First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.565%, 11/25/2034                       3,853,271
     2,640,454     Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.520%, 8/7/2011                                     2,641,394
     2,913,010     Washington Mutual 2006-AR1, Class 2A1B, 6.053%, 1/25/2046                                               2,920,686
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $65,779,656)                             65,929,328
                   COMMERCIAL MORTGAGE-BACKED SECURITIES-2.1%
     3,000,000     Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049                           3,021,753
     3,000,000     Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049                      3,008,430
     3,000,000     Merrill Lynch Commercial Mortgage, Inc. 2007-6, Class A2, 5.331%, 3/12/2051                             3,016,453
                      TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,046,436)                                           9,046,636
                   ADJUSTABLE RATE MORTGAGES--6.9%
    10,963,261     Federal Home Loan Mortgage Corp. ARM, 5.688%, 9/1/2036                                                 11,033,267
     3,525,636     Federal National Mortgage Association ARM, 5.300%, 1/1/2037                                             3,539,029
     7,355,104     Federal National Mortgage Association ARM, 5.390%, 1/1/2037                                             7,398,143
     6,999,998     Federal National Mortgage Association ARM, 5.600%, 2/1/2037                                             7,048,000
                      TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $28,974,468)                                       29,018,439
                   REPURCHASE AGREEMENTS-7.8%
    10,633,000   3 Interest in $30,243,000 joint repurchase agreement 5.26%, dated 3/13/2007 under which Banc of          10,633,000
                   America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/1/2037 for $30,375,565 on 4/12/2007. The market value of the underlying securities at the end of the period was $30,938,005 (segregated pending settlement of dollar-
                   roll transactions).
     3,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which Bear           3,000,000
                   Stearns and Co., Inc will repurchase U.S. Government Agency securities with various maturities to 4/1/2037 for $2,000,900,000 on 4/2/2007. The market value of the underlying securities at the end of the period was $2,042,025,756 (purchased with proceeds from securities lending collateral).
    15,407,000     Interest in $1,575,000,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which               15,407,000
                   Deutsche Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/25/2037 for $1,575,708,750 on 4/2/2007. The market value of the underlying securities at the end of the period was $1,612,075,725.
     3,812,000     Interest in $2,800,000,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which ING            3,812,000
                   Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2037 for $2,801,260,000 on 4/2/2007. The market value of the underlying securities at the end of the period was $2,856,799,506 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                               32,852,000
                      TOTAL INVESTMENTS-116.3%                                                                           491,478,574
                       (IDENTIFIED COST $486,308,616)4
                      OTHER ASSETS AND LIABILITIES---NET-(16.3)%                                                        (68,974,527)
                      TOTAL NET ASSETS-100%                                                                           $  422,504,047

1    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of March 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

    MARKET VALUE OF SECURITIES LOANED            MARKET VALUE OF COLLATERAL
    $6,513,079                                   6,812,000

2    All  or  a  portion  of  these   securities   are  subject  to  dollar-roll
     transactions.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 At March 31, 2007, the cost of investments for federal tax purposes was $486,308,616. The net unrealized appreciation of investments for federal tax purposes was $5,169,958. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,835,343 and net unrealized depreciation from investments for those securities having an excess of cost over value of $665,385.



Note:         The categories of investments are shown as a percentage of total net assets at March 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates, and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
   {circle}for investments in other open-end regulated investment companies, based on net asset value;
   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgages
 REMIC --Real Estate Mortgage Investment Conduit






FEDERATED HIGH INCOME BOND FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT OR
    SHARES
                  CORPORATE BONDS--95.0%
                  AEROSPACE / DEFENSE--2.2%
  $ 1,125,000     Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                            $   1,130,625
    1,025,000     DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                       1,040,375
    1,000,000 1,2 Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, Series 144A, 8.875%,            1,036,250
                  4/1/2015
      400,000 1,2 Hawker Beechcraft Acquistion Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series 144A, 9.75%,           419,000
                  4/1/2017
      725,000     K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                                                    773,937
    2,550,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                               2,518,125
      300,000 1,2 TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014                                                           311,250
                     TOTAL                                                                                                 7,229,562
                  AUTOMOTIVE--3.1%
      700,000     Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                        589,750
    1,275,000     Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                             992,906
    1,675,000     Ford Motor Credit Co., Floating Rate Note - Sr. Note, 8.11%, 4/13/2007                                   1,639,274
    1,450,000     Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                           1,410,599
      450,000     Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011                                                         476,972
    1,000,000     Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016                                                 963,829
    1,325,000     General Motors Corp., Deb., 7.40%, 9/1/2025                                                              1,086,500
      425,000     General Motors Corp., Note, 7.125%, 7/15/2013                                                              398,437
    1,025,000     General Motors Corp., Note, 8.375%, 7/15/2033                                                              925,062
      375,000     Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                                392,812
    1,150,000     United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                                1,196,000
                     TOTAL                                                                                                10,072,141
                  BUILDING MATERIALS--1.5%
      525,000     Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010                                 536,812
      341,000     Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.36%, 6/15/2007                              344,410
      325,000     Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                           328,250
      700,000     Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                              724,500
      725,000     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2008                                                    656,125
      375,000     Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 8/31/2009                                                 273,750
      500,000     Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                      488,750
    1,100,000 1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                                 1,188,000
      225,000     Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                         232,875
                     TOTAL                                                                                                 4,773,472
                  CHEMICALS--6.4%
      825,000     Chemtura Corp., Sr. Note, 6.875%, 6/1/2016                                                                 802,312
    1,200,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 5/31/2008                                1,173,000
      875,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/14/2007                                 883,750
    2,086,000     Crystal US Holdings, Sr. Disc. Note, 10/1/2009                                                           1,947,802
    1,034,000     Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014                                                    1,179,711
      625,000     Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                         660,937
    1,650,000 1,2 Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014                                             1,738,687
    1,275,000 1,2 Invista, Unit, 9.25%, 5/1/2012                                                                           1,364,250
      779,000     Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                          849,110
      525,000     Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009                                                    530,250
    1,750,000     Lyondell Chemical Co., Sr. Unsecd. Note, 8.25%, 9/15/2016                                                1,881,250
      300,000 1,2 Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014                                                                314,250
      675,000 1,2 Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016                                                                715,500
      664,000     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2009                                                               587,640
    1,400,000     Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                             1,494,500
    1,600,000 1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                                1,676,000
      975,000     PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013                                                       989,625
    1,025,000 1,2 Terra Capital, Inc., Sr. Note, 7.00%, 2/1/2017                                                           1,025,000
      650,000     Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                                 700,134
      325,000     Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                                            357,989
                     TOTAL                                                                                                20,871,697
                  CONSTRUCTION MACHINERY--0.3%
      925,000     Case New Holland, Sr. Note, 9.25%, 8/1/2011                                                                975,875
      975,000   3 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2049                                                      0
                     TOTAL                                                                                                   975,875
                  CONSUMER PRODUCTS--4.9%
    1,275,000     AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                             1,150,687
      467,371     AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012                                        528,129
      350,000     American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                                 358,750
    1,100,000     American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                     1,139,875
    1,450,000     Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                                1,421,000
      250,000 1,3 Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009                                                         0
    1,225,000     Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017                                                             1,243,375
    2,325,000     Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2008                                                2,162,250
    1,500,000     Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                       1,533,750
      675,000     Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                                                     675,000
    1,625,000     Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                              1,687,969
      625,000     Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                                        660,937
      774,000     Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015                                                     623,070
    1,425,000     True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                               1,275,375
    1,375,000     Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                         1,440,312
                     TOTAL                                                                                                15,900,479
                  ENERGY--2.9%
    1,025,000     Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016                                        1,004,500
    1,175,000     Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                           1,175,000
    1,375,000     Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013                                                      1,443,750
      125,000     Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015                                           129,375
      350,000     Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017                                            366,625
      650,000 1,2 Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016                                            669,500
      275,000     Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015                                         274,312
      500,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015                                        493,750
      750,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                         798,750
    1,125,000     Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                  1,111,350
      450,000     Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017                                            454,500
      650,000     Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                    643,500
      350,000     Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                                    359,187
      650,000     Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                     672,750
                     TOTAL                                                                                                 9,596,849
                  ENTERTAINMENT--1.1%
    1,700,000     Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/14/2009                                                       1,564,000
      775,000 1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 10.12%, 4/1/2007                                            782,750
    1,300,000     Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                     1,382,875
                     TOTAL                                                                                                 3,729,625
                  ENVIRONMENTAL--1.2%
    1,400,000     Allied Waste North America, Inc., Company Guarantee, Series B, 9.25%, 9/1/2012                           1,484,000
    1,450,000     Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016                                      1,482,625
      500,000     Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017                                         503,750
      488,000     Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                                     545,370
                     TOTAL                                                                                                 4,015,745
                  FINANCIAL INSTITUTIONS--1.5%
      850,000     American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                      843,625
    1,900,000     General Motors Acceptance Corp., 6.875%, 9/15/2011                                                       1,903,638
    2,150,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                        2,311,532
                     TOTAL                                                                                                 5,058,795
                  FOOD & BEVERAGE--5.6%
    2,150,000     ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                                1,956,500
      775,000 1,2 Aramark Corp., Floating Rate Note - Sr. Note, 8.86%, 2/1/2015                                              800,187
      700,000 1,2 Aramark Corp., Sr. Note, 8.50%, 2/1/2015                                                                   731,500
    1,025,000     B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                     1,042,937
      950,000     Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008                                  968,902
      325,000     Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016                                                      330,687
      925,000     Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                                 948,125
    1,450,000     Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016                                                       1,462,687
    1,825,000     Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                         1,813,594
    1,100,000 1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                             1,083,500
    1,300,000     Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                    1,326,000
      900,000 1,2 Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014                                                     976,500
    1,075,000     Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                     1,118,000
      800,000 1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015                         790,000
      800,000 1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017                  791,000
    1,425,000     Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                               1,303,875
      800,000     Smithfield Foods, Inc., Note, 7.75%, 5/15/2013                                                             830,000
                     TOTAL                                                                                                18,273,994
                  GAMING--5.4%
      850,000     155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012                                                    809,625
      900,000     Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012                                                         943,875
    1,200,000 1,2 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012                             1,317,000
      550,000     Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                    578,875
      300,000 1,2 Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015                                               303,375
      675,000     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                      654,750
      975,000     Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                                   1,001,812
    1,275,000     MGM Mirage, Sr. Note, 5.875%, 2/27/2014                                                                  1,192,125
      625,000     MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011                                                                660,937
    1,550,000     MGM Mirage, Sr. Sub. Note, 9.75%, 6/1/2007                                                               1,565,500
    1,050,000     MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                     1,099,875
      375,000     MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012                                           391,875
    1,175,000     Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007                                                   1,195,562
    1,100,000     Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010                                                  1,190,750
      800,000     Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                                           840,000
      850,000     Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                                                 828,750
      825,000 1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                     852,844
      500,000     Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016                                                          515,625
      675,000 1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                        720,562
      975,000     Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                       970,125
                     TOTAL                                                                                                17,633,842
                  HEALTH CARE-8.0%
      525,000     AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                       580,125
      950,000     Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                               988,000
      300,000 1,2 Advanced Medical Optics, Inc., Sr. Sub. Note, 7.50%, 5/1/2017                                              303,750
    1,850,000     AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                                                     1,988,750
      725,000 1,2 AmeriPath, Inc., Sr. Unsecd. Note, 10.64%, 2/15/2014                                                       728,625
      675,000     Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                              658,125
    3,050,000     CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015                                                 2,638,250
    1,175,000     CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                        1,292,500
      675,000     Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                                                 715,500
    1,000,000     Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                                   1,002,629
    1,000,000     HCA, Inc., Sr. Note, 6.375%, 1/15/2015                                                                     856,250
    1,175,000     HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                    1,007,562
    2,050,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.25%, 11/15/2016                                                2,216,562
    2,950,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016                                               3,193,375
    1,075,000     National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                          1,179,812
    1,000,000     Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                        1,013,750
    1,150,000     Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                             1,173,000
    1,050,000     VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                                                 1,099,875
      975,000     Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                               992,062
      600,000     Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                                617,250
    1,225,000     Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                           1,255,625
      225,000     Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017                                                                234,000
      375,000     Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                                               394,688
                     TOTAL                                                                                                26,130,065
                  INDUSTRIAL - OTHER--6.5%
    1,825,000     ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                       1,829,563
      700,000     American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                               707,000
    1,375,000 1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                       1,436,875
      750,000     Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017                                                           796,875
      450,000 1,2 Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017                                                          461,260
      725,000     Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                       761,250
      325,000 1,2 ESCO Corp., Floating Rate Note - Sr. Note, 9.22988%, 6/15/2007                                             339,625
      300,000 1,2 ESCO Corp., Sr. Note, 8.625%, 12/15/2013                                                                   319,500
    1,550,000     Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                                1,689,500
      575,000 1,2 General Cable Corp., Floating Rate Note - Sr. Note, 7.72%, 7/1/2007                                        577,875
      400,000     General Cable Corp., Sr. Note, 7.125%, 4/1/2017                                                            404,500
      850,000     Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                     864,875
      925,000     Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                                   959,688
    1,875,000 1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                                 1,851,563
      650,000 1,2 Mobile Services Group, Inc./Mobile Storage Group, Inc., Sr. Note, 9.75%, 8/1/2014                          690,625
    1,150,000     Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                     1,224,750
      975,000 1,2 Rental Service Corp., Sr. Note, 9.50%, 12/1/2014                                                         1,043,250
    1,212,740     Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                     1,297,632
      700,000     Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                           712,250
      925,000     Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                          957,375
      625,000     Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015                                                        484,375
      950,000     Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                              985,625
      800,000     Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                                  807,000
                     TOTAL                                                                                                21,202,831
                  LODGING--1.3%
      650,000     Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                                                     636,188
      600,000     Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014                                                      612,000
      475,000     Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016                                                          480,938
    1,300,000     Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013                                                        1,335,750
      800,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013                                                   830,651
      275,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                                   283,750
                     TOTAL                                                                                                 4,179,277
                  MEDIA - CABLE--2.3%
      518,000     CCH I LLC, Sr. Disc. Note, 11.00%, 10/1/2015                                                               540,015
      300,000     CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009                                                            312,000
      500,000     CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008                                                             509,375
      575,000     CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                                           582,906
      500,000     Charter Communications Holdings II, Company Guarantee, 10.25%, 10/1/2013                                   548,750
    2,075,000     Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                          2,199,500
    2,025,000     Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014                                             2,268,000
      450,000     Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                               444,375
                     TOTAL                                                                                                 7,404,921
                  MEDIA - NON-CABLE--10.2%
    1,150,000     Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011                                 1,204,625
      575,000     Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011                                           603,750
    1,252,632     Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                               1,271,421
      425,000     Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                      438,813
    1,600,000     CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                           1,684,000
      325,000     CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                                                             335,563
      450,000     DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                          429,750
    1,251,000     DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                                        1,324,496
    2,022,000     Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                           2,216,618
    1,800,000     Echostar DBS Corp., Sr. Note, 5.75%, 10/1/2008                                                           1,806,750
      850,000     Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                                                            857,438
    1,450,000 1,2 Idearc, Inc., Sr. Note, 8.00%, 11/15/2016                                                                1,498,938
    3,025,000 1,2 Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                       3,448,500
    2,175,000     Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                                1,816,125
      800,000     Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                          860,000
      725,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                        710,500
      200,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                        196,000
      725,000     Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013                                                          737,688
      400,000 1,2 Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014                                                    422,500
      812,000     PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                                                                 883,050
      750,000     Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016                                        774,375
    1,225,000     R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012                                         1,329,125
      950,000     R.H. Donnelley Corp., Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013                                        928,625
      525,000     R.H. Donnelley Corp., Sr. Disc. Note, Series W1, 6.875%, 1/15/2013                                         513,188
    1,000,000     R.H. Donnelley Corp., Sr. Note, Series A-3, 8.875%, 1/15/2016                                            1,067,500
      900,000 1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                          1,011,375
      700,000 1,2 Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017                                          677,250
      475,000     Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013                                           479,156
    1,200,000     Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013                            1,278,000
      275,000 1,2 Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015                                               275,344
    1,800,000 1,2 WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                                       1,867,500
      475,000     XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014                                                        481,531
      160,819     Ziff Davis Media, Inc., Company Guarantee, Series B, 12.00%, 8/12/2009                                     110,563
                     TOTAL                                                                                                33,540,057
                  METALS & MINING--1.0%
      750,000 1,2 Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014                                                    795,000
      625,000 1,2 Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016                                              656,250
      900,000     Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017                                           975,375
      825,000     Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015                                                         876,563
      625,000   3 Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009                                  0
                     TOTAL                                                                                                 3,303,188
                  PACKAGING--1.6%
    1,500,000     Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                  1,494,375
      975,000     Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014                                                  1,001,813
    1,300,000     Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                          1,358,500
      325,000     Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013                                  340,438
      675,000     Owens-Brockway Glass Container, Inc., Sr. Note, 6.75%, 12/1/2014                                           671,625
      450,000 1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                            479,250
      141,585 1,3 Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                                             6,570
                     TOTAL                                                                                                 5,352,571
                  PAPER--1.4%
      475,000     Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015                                                     448,875
    1,550,000     Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                                   1,656,563
      724,000     Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012                                               727,620
      423,000     MDP Acquisitions PLC, 9.625%, 10/1/2012                                                                    451,553
    1,225,000     NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                           1,335,250
                     TOTAL                                                                                                 4,619,861
                  RESTAURANTS--0.8%
      450,000     Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                         461,250
      500,000     El Pollo Loco, Inc., Company Guarantee, 11.75%, 11/15/2013                                                 552,500
      875,000     Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014                                  866,250
      700,000 1,2 Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note,               717,500
                  7.8475%, 3/15/2014
                     TOTAL                                                                                                 2,597,500
                  RETAILERS--2.4%
      275,000     AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014                                                      279,125
      300,000     AutoNation, Inc., Floating Rate Note - Sr. Note, 7.36%, 4/15/2013                                          304,500
    1,700,000     Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                            1,755,250
      972,000     FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                                 984,150
      750,000 1,2 General Nutrition Center, Floating Rate Note - Sr. Note, 9.85%, 3/15/2014                                  738,750
    1,125,000     NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2008                                                 991,406
      975,000     Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                                  987,188
      300,000 1,2 The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015                                                    305,250
      800,000 1,2 The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017                                               814,000
      675,000 1,2 United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016                                                  685,125
                     TOTAL                                                                                                 7,844,744
                  SERVICES--1.1%
    1,150,000     Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013                                          1,334,000
      775,000 1,2 West Corp., Sr. Note, 9.50%, 10/15/2014                                                                    806,000
    1,350,000 1,2 West Corp., Sr. Sub. Note, 11.00%, 10/15/2016                                                            1,431,000
                     TOTAL                                                                                                 3,571,000
                  TECHNOLOGY--5.0%
    1,375,000     Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                                 1,361,250
      875,000 1,2 Compucom System, Inc., Sr. Note, 12.00%, 11/1/2014                                                         938,438
      600,000     Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                                                    628,500
      825,000 1,2 Firestone Acquisition Corp., Sr. Note, 8.875%, 12/15/2014                                                  830,156
      600,000     MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                             376,500
    1,300,000 1,2 Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015                                                     1,345,500
      925,000     SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                                 1,003,625
    1,200,000     SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                                1,347,000
      875,000     Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016                                                883,750
      569,000     Smart Modular Technologies, Inc., Sr. Secd. Note, 10.86%, 4/1/2012                                         601,718
    1,448,000     SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013                                       1,560,220
    1,150,000     SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015                                  1,260,688
    1,500,000     UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                                               1,648,125
    1,300,000     Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                                  1,400,668
      325,000     Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016                                                            335,896
      925,000     iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014                                        952,750
                     TOTAL                                                                                                16,474,784
                  TEXTILE--0.2%
      775,000     Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                           826,344
                  TOBACCO--0.5%
    1,475,000     Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                                 1,598,912
                  TRANSPORTATION--1.1%
      700,000   3 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 12/31/2049                                                 0
      900,000     Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                    974,250
    1,475,000     Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                             1,688,875
      200,000     Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                       199,000
      800,000     Stena AB, Sr. Note, 7.50%, 11/1/2013                                                                       816,000
      800,000 3,4 The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006                                                        0
                     TOTAL                                                                                                 3,678,125
                  UTILITY - ELECTRIC--4.5%
      250,000     CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                             261,875
      825,000     CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                                                               850,781
    2,075,000     Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                        2,173,563
    1,125,000     Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009                                                   1,170,000
      394,263 1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                          384,984
      500,000     NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                                513,750
    1,075,000     NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017                                                            1,105,906
    1,725,000     NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                             1,776,750
      100,000     Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012                                                              104,534
    1,202,000     Nevada Power Co., Mtg. Note, 9.00%, 8/15/2013                                                            1,302,863
      500,000     Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                                   506,637
      725,000     Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018                                        760,652
      275,000     Northwestern Corp., Note, 5.875%, 11/1/2014                                                                271,685
    1,700,000     PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                        1,863,625
      675,000     Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                            692,416
      300,000     TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                               316,875
      850,000     TXU Corp., Sr. Note, Series P, 5.55%, 11/15/2014                                                           757,076
                     TOTAL                                                                                                14,813,972
                  UTILITY - NATURAL GAS--5.8%
    1,350,000     AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016                                                        1,360,125
    1,675,000     El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                                 1,859,250
    1,450,000     El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013                                       1,522,500
    1,400,000     Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                      1,344,000
    1,225,000     Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                  1,212,750
      200,000     Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                     200,316
      950,000     Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                    993,177
    1,075,000 1,2 Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013                                         1,101,875
      650,000     Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                            658,293
    1,000,000     Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                   1,005,000
    1,925,000     Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                          2,381,314
      375,000     Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                                          420,183
    1,125,000     Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                                             1,285,313
      325,000     Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016                                        336,781
    2,250,000     Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                             2,458,125
      775,000     Williams Cos., Inc., Note, 7.875%, 9/1/2021                                                                856,375
                     TOTAL                                                                                                18,995,377
                  WIRELESS COMMUNICATIONS--3.0%
      550,000     Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.11%, 4/1/2007                                 581,625
      800,000     Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                                867,000
      500,000 1,2 Cricket Communications, Inc., Sr. Note, 9.375%, 11/1/2014                                                  532,500
      800,000 1,2 Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                                                                    848,000
      700,000 1,2 Digicel Ltd., Sr. Note, 9.875%, 1/15/2015                                                                  672,000
      825,000 1,2 MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014                                                        876,563
      800,000     Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015                                          832,296
    1,475,000     Rogers Wireless, Inc., 6.375%, 3/1/2014                                                                  1,519,250
      825,000     Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.47988%, 12/15/2010                         843,563
      225,000     Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012                                                   241,594
      900,000     Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                    958,500
      900,000     US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                                        984,670
                     TOTAL                                                                                                 9,757,561
                  WIRELINE COMMUNICATIONS--2.2%
      700,000     Citizens Communications Co., 9.00%, 8/15/2031                                                              770,000
    4,275,000     Qwest Corp., Note, 8.875%, 3/15/2012                                                                     4,745,250
      825,000     Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                           893,063
      700,000     Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                               769,125
                     TOTAL                                                                                                 7,177,438
                     TOTAL CORPORATE BONDS                                                                               311,200,604
                     (IDENTIFIED COST $303,255,360)
                  PREFERRED STOCKS--0.0%
                  MEDIA - NON-CABLE--0.0%
           42   3 Ziff Davis Media, Inc., PIK Pfd., Series E-1 (IDENTIFIED COST $0)                                            1,050
                  COMMON STOCKS & WARRANTS--0.4%
                  CHEMICALS--0.3%
          332   3 General Chemical Industrial Products, Inc.                                                                 478,366
          192   3 General Chemical Industrial Products, Inc., Warrants                                                       239,123
          142   3 General Chemical Industrial Products, Inc., Warrants                                                       151,207
                     TOTAL                                                                                                   868,696
                  CONSUMER PRODUCTS--0.0%
          580 1,3 Sleepmaster LLC                                                                                                  6
                  INDUSTRIAL - OTHER--0.1%
      156,932 1,3 ACP Holdings Corp., Warrants                                                                               239,321
                  MEDIA - CABLE--0.0%
        7,305     Virgin Media, Inc.                                                                                         184,451
                  MEDIA - NON-CABLE--0.0%
          425 1,3 Advanstar, Inc., Warrants                                                                                        4
          850   3 XM Satellite Radio, Inc., Warrants                                                                           5,125
        7,700   3 Ziff Davis Media, Inc., Warrants                                                                                77
                     TOTAL                                                                                                     5,206
                  METALS & MINING--0.0%
          625   3 Republic Technologies International, Inc., Warrants                                                              0
       23,013 1,3 Royal Oak Mines, Inc.                                                                                          357
                     TOTAL                                                                                                       357
                  OTHER--0.0%
           71 1,3 CVC Claims Litigation LLC                                                                                        0
                  PACKAGING--0.0%
            3 1,3 Pliant Corp.                                                                                                     0
       15,500 1,3 Russell Stanley Holdings, Inc.                                                                                   0
        2,336   3 Smurfit Kappa Plc                                                                                           58,354
                     TOTAL                                                                                                    58,354
                     TOTAL COMMON STOCKS & WARRANTS                                                                        1,356,391
                     (IDENTIFIED COST $2,170,067)
                  REPURCHASE AGREEMENT--2.8%
  $ 9,210,000     Interest in $1,575,000,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which Deutsche        9,210,000
                  Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/25/2037 for $1,575,708,750 on 4/2/2007. The market value of the underlying securities at the end of the period was $1,612,075,725 (AT COST).
                     TOTAL INVESTMENTS --- 98.2%                                                                         321,768,045
                     (IDENTIFIED COST $314,635,427)5
                     OTHER ASSETS AND LIABILITIES --- NET --- 1.8%                                                         6,028,693
                     TOTAL NET ASSETS --- 100%                                                                         $ 327,796,738

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2007, these restricted securities amounted to $58,465,096, which represented 17.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At March 31, 2007, these liquid restricted securities amounted to $58,218,838, which represented 17.8% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at March 31, 2007, is as follows:

    SECURITY                               ACQUISITION             ACQUISITION
                                           DATE                    COST
    ACP Holdings Corp., Warrants           9/24/2003               $0
    Advanstar, Inc., Warrants              2/14/2001               $34,923
    CVC Claims Litigation LLC              3/26/1997-6/18/1997     $590,616
    Diamond Brands, Inc.,
       Sr. Disc. Deb., 12.875%, 4/15/2009  4/15/1998               $129,815
    Pliant Corp.                           7/18/2006               $0
    Royal Oak Mines, Inc.                  7/31/1998-2/24/1999     $2,557
    Russell Stanley Holdings, Inc.         2/5/1999-12/28/2001     $1,250
    Russell Stanley Holdings, Inc.,
      Sr. Sub. Note, 9.00%, 11/30/2008     2/5/1999-5/15/2005      $685,640
    Sleepmaster LLC                        12/23/2004              $0

3    Non-income producing security.

4    Issuers in default for principal and interest payments.

5 At March 31, 2007, the cost of investments for federal tax purposes was $315,178,179. The net unrealized appreciation of investments for federal tax purposes was $6,589,866. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,330,243 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,740,377.


Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates, and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.


Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.


    The following acronym is used throughout this portfolio:

 PIK --Payment in Kind








FEDERATED INTERNATIONAL EQUITY FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

    SHARES OR                                                                                                               VALUE IN
    PRINCIPAL                                                                                                                   U.S.
    AMOUNT                                                                                                                   DOLLARS
                   COMMON STOCKS--98.3%
                   AUSTRIA--1.0%
                   BANKS--1.0%
         9,339     Erste Bank Der Oesterreichischen Sparkassen AG                                                       $    725,700
                   BELGIUM--0.1%
                   FOOD, BEVERAGE & TOBACCO--0.1%
           588     InBev                                                                                                      42,511
                   BRAZIL--2.5%
                   BANKS--1.0%
         8,000     Unibanco Uniao de Bancos Brasileiros SA, GDR                                                              699,680
                   MATERIALS--1.5%
        34,900     Companhia Vale Do Rio Doce, ADR                                                                         1,091,672
                      TOTAL BRAZIL                                                                                         1,791,352
                   CANADA--5.5%
                   ENERGY--4.1%
        27,000     EnCana Corp.                                                                                            1,365,786
        92,400     Talisman Energy, Inc.                                                                                   1,621,502
                      TOTAL                                                                                                2,987,288
                   MATERIALS--1.4%
        71,400   1 Kinross Gold Corp.                                                                                        985,809
                      TOTAL CANADA                                                                                         3,973,097
                   DENMARK--0.7%
                   CAPITAL GOODS--0.7%
         8,600     Vestas Wind Systems A/S                                                                                   479,427
                   FRANCE--8.9%
                   CAPITAL GOODS--1.3%
           417   1 Schneider Electric SA                                                                                      51,248
         7,100     Schneider Electric SA                                                                                     902,793
                      TOTAL                                                                                                  954,041
                   CONSUMER SERVICES--1.9%
        13,875     Accor SA                                                                                                1,328,637
                   ENERGY--2.3%
        22,431     Technip SA                                                                                              1,637,112
                   INSURANCE--1.4%
        23,222     AXA                                                                                                       989,998
                   MEDIA--2.0%
        35,148     Vivendi SA                                                                                              1,429,985
                      TOTAL FRANCE                                                                                         6,339,773
                   GERMANY, FEDERAL REPUBLIC OF--6.0%
                   BANKS--1.4%
        23,200     Commerzbank AG, Frankfurt                                                                               1,024,471
                   CAPITAL GOODS--2.6%
        17,128     Siemens AG                                                                                              1,832,387
                   INSURANCE--2.0%
         6,995     Allianz SE                                                                                              1,433,039
                      TOTAL GERMANY, FEDERAL REPUBLIC OF                                                                   4,289,897
                   GREECE--1.2%
                   BANKS--1.2%
        21,600     EFG Eurobank                                                                                              881,711
                   HONG KONG--0.1%
                   REAL ESTATE--0.1%
       250,000   1 China Properties Group Ltd.                                                                               100,147
                   HUNGARY--0.9%
                   REAL ESTATE--0.9%
       125,558   1 Ablon Group                                                                                               642,406
                   INDIA--1.2%
                   SOFTWARE & SERVICES--1.0%
        30,600     Satyam Computer Services Ltd., ADR                                                                        694,620
                   TELECOMMUNICATION SERVICES--0.2%
        88,977   1 Idea Cellular Ltd.                                                                                        192,632
                      TOTAL INDIA                                                                                            887,252
                   ITALY--1.5%
                   BANKS--0.6%
        42,700     Unicredito Italiano SPA                                                                                   406,833
                   FOOD, BEVERAGE & TOBACCO-0.9%
        69,892     Davide Campari - Milano SPA                                                                               686,906
                      TOTAL ITALY                                                                                          1,093,739
                   JAPAN--22.1%
                   BANKS--3.9%
           134     Mitsubishi UFJ Financial Group, Inc.                                                                    1,510,132
           195     Mizuho Financial Group, Inc.                                                                            1,247,785
                      TOTAL                                                                                                2,757,917
                   CAPITAL GOODS--1.8%
         3,700     SMC Corp.                                                                                                 495,589
        54,900     Sumitomo Electric Industries                                                                              829,391
                      TOTAL                                                                                                1,324,980
                   DIVERSIFIED FINANCIALS--3.3%
        29,700     Nomura Holdings, Inc.                                                                                     615,755
       120,200     iShares MSCI Japan                                                                                      1,751,314
                      TOTAL                                                                                                2,367,069
                   FOOD & STAPLES RETAILING--1.0%
        34,200     Sundrug Co. Ltd.                                                                                          699,388
                   MATERIALS--3.4%
        35,400     JSR Corp.                                                                                                 810,979
        90,000     Taiyo Nippon Sanso Corp.                                                                                  807,726
        46,000     Tokuyama Corp.                                                                                            795,318
                      TOTAL                                                                                                2,414,023
                   REAL ESTATE--1.4%
        31,000     Mitsubishi Estate Co. Ltd.                                                                              1,016,353
                   RETAILING--2.1%
        16,300     Nitori Co.                                                                                                810,011
        35,900     United Arrows Ltd.                                                                                        685,771
                      TOTAL                                                                                                1,495,782
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.5%
        34,600     Advantest Corp.                                                                                         1,522,903
        29,500     Tokyo Seimitsu Co. Ltd.                                                                                   993,152
                      TOTAL                                                                                                2,516,055
                   TECHNOLOGY HARDWARE & EQUIPMENT--0.7%
         7,700     Nidec Corp.                                                                                               493,680
                   TRANSPORTATION--1.0%
            92     East Japan Railway Co.                                                                                    713,293
                      TOTAL JAPAN                                                                                         15,798,540
                   KOREA, REPUBLIC OF--2.8%
                   BANKS--1.1%
        14,800     Hana Financial Holdings                                                                                   766,998
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.7%
         2,041     Samsung Electronics Co.                                                                                 1,219,931
                      TOTAL KOREA, REPUBLIC OF                                                                             1,986,929
                   LUXEMBOURG--0.8%
                   TELECOMMUNICATION SERVICES--0.8%
         7,500   1 Millicom International Cellular S. A., ADR                                                                587,700
                   MEXICO--2.2%
                   FOOD & STAPLES RETAILING--0.2%
        41,800     Wal-Mart de Mexico S.A. de C.V.                                                                           178,549
                   MATERIALS--1.2%
        25,300     Cemex S.A. de C.V., ADR                                                                                   828,575
                   TELECOMMUNICATION SERVICES--0.8%
        12,000     America Movil S.A. de C.V., Class L, ADR                                                                  573,480
                      TOTAL MEXICO                                                                                         1,580,604
                   NETHERLANDS--4.4%
                   CAPITAL GOODS--1.8%
        33,035     Philips Electronics NV                                                                                  1,264,496
                   DIVERSIFIED FINANCIALS--1.3%
        22,510     ING Groep NV                                                                                              952,164
                   FOOD, BEVERAGE & TOBACCO--1.3%
        17,700     Koninklijke Numico NV                                                                                     911,098
                      TOTAL NETHERLANDS                                                                                    3,127,758
                   RUSSIA--1.0%
                   CAPITAL GOODS--1.0%
        20,800   1 OAO TMK, GDR                                                                                              698,880
                   SPAIN--3.3%
                   BANKS--2.0%
        80,300     Banco Santander Central Hispano, S.A.                                                                   1,431,500
                   UTILITIES--1.3%
        35,800     Enagas                                                                                                    926,514
                      TOTAL SPAIN                                                                                          2,358,014
                   SWEDEN--1.1%
                   CONSUMER SERVICES--0.5%
        46,600   1 Rezidor Hotel Group AB                                                                                    374,755
                   RETAILING--0.6%
         7,300     Hennes & Mauritz AB, Class B                                                                              421,038
                      TOTAL SWEDEN                                                                                           795,793
                   SWITZERLAND--11.8%
                   CAPITAL GOODS--0.3%
        12,500     ABB Ltd.                                                                                                  214,589
                   COMMERCIAL SERVICES & SUPPLIES--1.0%
        10,999     Adecco SA                                                                                                 701,013
                   DIVERSIFIED FINANCIALS--2.3%
        22,532     Credit Suisse Group                                                                                     1,619,809
                   FOOD, BEVERAGE & TOBACCO--2.2%
         4,011     Nestle SA                                                                                               1,559,406
                   PHARMACEUTICALS BIOTECHNOLOGY & LIFE SCIENCES--6.0%
        46,757     Novartis AG                                                                                             2,641,201
         9,500     Roche Holding AG                                                                                        1,682,979
                      TOTAL                                                                                                4,324,180
                      TOTAL SWITZERLAND                                                                                    8,418,997
                   UNITED KINGDOM--15.7%
                   CAPITAL GOODS--1.2%
        44,318     Smiths Industries                                                                                         894,041
                   FOOD, BEVERAGE & TOBACCO--1.9%
        66,480     Diageo PLC                                                                                              1,348,121
                   MATERIALS--2.3%
        28,520     Rio Tinto PLC                                                                                           1,625,424
                   MEDIA--1.9%
        88,232     WPP Group PLC                                                                                           1,339,056
                   PHARMACEUTICALS BIOTECHNOLOGY & LIFE SCIENCES--5.4%
       107,900     GlaxoSmithKline PLC                                                                                     2,975,236
        44,500     Shire PLC                                                                                                 919,867
                      TOTAL                                                                                                3,895,103
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.8%
       486,744     ARM Holdings PLC                                                                                        1,285,992
                   SOFTWARE & SERVICES--1.2%
        24,400   1 Amdocs Ltd.                                                                                               890,112
                      TOTAL UNITED KINGDOM                                                                                11,277,849
                   UNITED STATES--3.5%
                   ENERGY--2.6%
        23,100   1 Transocean Sedco Forex, Inc.                                                                            1,887,270
                   MEDIA--0.9%
        25,250     Virgin Media, Inc.                                                                                        637,562
                      TOTAL UNITED STATES                                                                                  2,524,832
                      TOTAL COMMON STOCKS (IDENTIFIED COST $59,289,623)                                                   70,402,908
                   PREFERRED STOCK-1.2%
                   BRAZIL-1.2%
                   MEDIA-1.2%
        64,157   1 Net Servicos de Comunicacao S.A. (IDENTIFIED COST $727,781)                                               868,173
                   REPURCHASE AGREEMENT-0.9%
  $    637,000     Interest in $1,575,000,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which Deutsche         637,000
                   Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/25/2037 for $1,575,708,750 on 4/2/2007. The market value of the underlying securities at the end of the period was $1,612,075,725 (AT COST).
                      TOTAL INVESTMENTS --- 100.4%                                                                        71,908,081
                      (IDENTIFIED COST $60,654,404)2
                      OTHER ASSETS AND LIABILITIES --- NET --- (0.4)%                                                      (295,299)
                      TOTAL NET ASSETS --- 100%                                                                         $ 71,612,782

1    Non-income producing security.

2 At March 31, 2007, the cost of investments for federal tax purposes was $60,654,404. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $11,253,677. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,415,495 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,161,818.


 At March 31, 2007, the Fund had outstanding foreign currency commitments as follows:

 SETTLEMENT DATE      FOREIGN CURRENCY         IN EXCHANGE FOR CONTRACTS AT VALUE UNREALIZED APPRECIATION/
                      UNITS TO                                                              (DEPRECIATION)
                      DELIVER/RECEIVE
 CONTRACTS PURCHASED:
 4/2/2007             266,969 Euro Dollars        $356,456          $356,630                          $174
 4/2/2007             266,969 Euro Dollars        $356,296          $356,630                          $334
 4/2/2007             21,595,596 Japanese Yen     $185,195          $183,262                      $(1,933)
 4/2/2007             21,317,357 Japanese Yen     $181,147          $180,901                        $(246)
 4/5/2007             30,441 Euro Dollars          $40,599          $40,674                            $75
 5/7/2007             2,410,345 Euro Dollars     $3,089,026        $3,224,684                     $135,658
 5/7/2007             665,252 Euro Dollars        $865,000          $890,008                       $25,008
 5/7/2007             664,771 Euro Dollars        $865,000          $889,365                       $24,365
 7/18/2007            101,884,890 Japanese Yen    $865,000          $876,734                       $11,734
 7/18/2007            101,910,840 Japanese Yen    $865,000          $876,957                       $11,957
 7/18/2007            100,723,000 Japanese Yen    $875,000          $866,735                      $(8,265)
 CONTRACTS SOLD:
 4/2/2007             33,581,297 Japanese Yen     $287,980          $284,974                        $3,006
 NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS                                        $201,867

    Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


    The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt
 GDR --Global Depositary Receipt








FEDERATED KAUFMANN FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                    COMMON STOCKS-78.5%
                    CONSUMER DISCRETIONARY-8.0%
       26,100       Advance Auto Parts, Inc.                                                                           $   1,006,155
        1,700     1 Anhanguera Educacional Participacoes SA                                                                   18,400
        1,700       Bajaj Auto Ltd.                                                                                           95,002
        8,500     1 Bed Bath & Beyond, Inc.                                                                                  341,445
       60,300       Bharat Forge Ltd.                                                                                        433,586
       20,300     1 Central European Media Enterprises Ltd., Class A                                                       1,796,550
          400       Cheil Communications, Inc.                                                                                99,846
        3,600     1 Chipotle Mexican Grill, Inc.                                                                             223,560
       12,300     1 Clear Channel Outdoor Holdings, Inc., Class A                                                            323,613
       32,500     1 Clear Media Ltd.                                                                                          35,307
       55,400       Debenhams PLC                                                                                            190,570
        4,200     1 Dick's Sporting Goods, Inc.                                                                              244,692
       12,900     1 Gafisa SA, ADR                                                                                           328,950
        8,600     1 Iconix Brand Group, Inc.                                                                                 175,440
        1,800       JC Decaux SA                                                                                              53,244
        7,900     1 Kohl's Corp.                                                                                             605,219
        7,600     1 Lamar Advertising Co.                                                                                    478,572
        7,400     1 Lodgenet Entertainment                                                                                   227,328
        5,200     1 Maruti Udyog Ltd.                                                                                         96,731
        4,300     1 National CineMedia, Inc.                                                                                 114,810
        5,300       Orient-Express Hotel Ltd.                                                                                317,046
       40,600       PetSmart, Inc.                                                                                         1,338,176
       36,000 1,2,3 Piaggio & C. SpA                                                                                         183,310
        5,800   2,3 Submarino SA                                                                                             386,222
        6,930       USS Co. Ltd.                                                                                             451,810
        8,800     1 Wet Seal, Inc., Class A                                                                                   57,640
                       TOTAL                                                                                               9,623,224
                    CONSUMER STAPLES--0.1%
        3,000       Whole Foods Market, Inc.                                                                                 134,550
                    ENERGY--4.1%
      115,900     1 Dresser-Rand Group, Inc.                                                                               3,530,314
        6,100     1 Petroplus Holdings AG                                                                                    435,281
       12,795       Reliance Industries Ltd.                                                                                 402,566
       21,200       Spectra Energy Corp.                                                                                     556,924
                       TOTAL                                                                                               4,925,085
                    FINANCIALS-15.1%
       28,919       3i Group                                                                                                 647,658
        3,600       Ace Ltd.                                                                                                 205,416
       25,400       Advance America Cash Advance, Inc.                                                                       390,906
          714     1 Alleghany Corp.                                                                                          266,750
      135,800       Aozora Bank Ltd.                                                                                         489,504
       16,900       Axis Capital Holdings Ltd.                                                                               572,234
       15,200       Brookfield Asset Management, Inc., Class A                                                               794,352
      103,400     1 CB Richard Ellis Services, Inc.                                                                        3,534,212
       10,100       Calamos Asset Management, Inc.                                                                           225,432
        6,700       Capital One Financial Corp.                                                                              505,582
      138,300     1 China Properties Group Ltd.                                                                               55,401
        4,300     4 Fortress Investment Group LLC, Class A                                                                   123,324
       35,000       Housing Development Finance Corp. Ltd.                                                                 1,218,261
       48,706       ICICI Bank Ltd.                                                                                          954,030
        8,700       ICICI Bank Ltd., ADR                                                                                     319,725
      327,700     1 Industrial & Commercial Bank of China                                                                    182,538
       11,400       James River Group, Inc.                                                                                  356,934
        6,550       Korea Investment Holdings Co. Ltd.                                                                       344,904
       31,100       Loews Corp.                                                                                            1,412,873
        1,300     1 Markel Corp.                                                                                             630,279
       17,800     1 Move, Inc.                                                                                                98,612
       10,100     1 NexCen Brands, Inc.                                                                                      100,192
       26,000       Nuveen Investments, Class A                                                                            1,229,800
        5,200       OptionsXpress Holdings, Inc.                                                                             122,408
        5,200     1 Penson Worldwide, Inc.                                                                                   156,988
       21,300     1 Philadelphia Consolidated Holding Corp.                                                                  936,987
       17,900     1 RHJ International                                                                                        358,778
        2,040       SFCG Co. Ltd.                                                                                            363,687
        1,400       White Mountains Insurance Group, Inc.                                                                    793,100
       14,000       Willis Group Holdings Ltd.                                                                               554,120
      134,200 1,2,3 Yanlord Land Group Ltd.                                                                                  205,188
                       TOTAL                                                                                              18,150,175
                    HEALTH CARE-20.0%
        2,100       Abbott Laboratories                                                                                      117,180
        1,000     1 Abiomed, Inc.                                                                                             13,660
       19,800     1 Accelrys, Inc.                                                                                           126,324
        2,400     1 Align Technology, Inc.                                                                                    38,064
       52,700     1 Alkermes, Inc.                                                                                           813,688
       15,700       Allergan, Inc.                                                                                         1,739,874
        8,700     1 Alnylam Pharmaceuticals, Inc.                                                                            156,600
        5,000     1 Altus Pharmaceuticals, Inc.                                                                               76,100
       21,200     1 Anadys Pharmaceuticals, Inc.                                                                              84,164
       14,500     1 Anesiva, Inc.                                                                                            100,050
          241     1 AngioDynamics, Inc.                                                                                        4,071
        2,600     1 Animal Health International, Inc.                                                                         31,434
       22,200     1 Arena Pharmaceuticals, Inc.                                                                              241,092
        5,400     1 Aspect Medical Systems, Inc.                                                                              84,186
       26,852     1 Auxilium Pharmaceutical, Inc.                                                                            394,187
        4,700 1,2,3 Avalon Pharmaceuticals, Inc.                                                                              22,325
        1,700       Aventis Pharma Ltd.                                                                                       48,172
       33,493     1 Avigen, Inc.                                                                                             217,370
       23,700     1 BioMarin Pharmaceutical, Inc.                                                                            409,062
        1,300     1 BioMimetic Therapeutics, Inc.                                                                             21,502
       11,400     1 Bioenvision, Inc.                                                                                         46,626
        6,700     1 CV Therapeutics, Inc.                                                                                     52,729
        5,300     1 Cepheid, Inc.                                                                                             62,964
        3,000     1 Chindex International, Inc.                                                                               52,260
       40,800       Cipla Ltd.                                                                                               222,012
       24,250 1,2,3 Cipla Ltd., GDR                                                                                          131,920
       40,600     1 Conceptus, Inc.                                                                                          812,000
       41,400     1 Cubist Pharmaceuticals, Inc.                                                                             913,698
       31,635     1 Cyclacel Pharmaceuticals, Inc.                                                                           245,171
        7,909     1 Cyclacel Pharmaceuticals, Inc., Warrants                                                                  42,911
        1,500     1 Cypress Biosciences, Inc.                                                                                 11,400
       46,500     1 Cytokinetics, Inc.                                                                                       323,640
       49,600     1 Cytyc Corp.                                                                                            1,696,816
        2,800     1 Digene Corp.                                                                                             118,748
        5,300     1 Durect Corp.                                                                                              22,048
       61,100     1 Dyax Corp.                                                                                               251,732
       72,800   1,4 Dynavax Technologies Corp.                                                                               396,032
       42,900     1 Endo Pharmaceuticals Holdings, Inc.                                                                    1,261,260
       72,000     1 Endologix, Inc.                                                                                          282,960
       13,308     1 Favrille, Inc.                                                                                            40,856
       30,241     1 Favrille, Inc.                                                                                            92,840
        4,658     1 Favrille, Inc., Warrants                                                                                   6,600
          900     1 Foxhollow Technologies, Inc.                                                                              18,801
       23,100     1 GTX, Inc.                                                                                                471,240
        3,200       GlaxoSmithkline Pharmaceuticals Ltd.                                                                      82,500
       31,452     1 Illumina, Inc.                                                                                           921,544
        9,600     1 Immunicon Corp.                                                                                           28,224
       23,900     1 Incyte Genomics, Inc.                                                                                    157,501
        6,200     1 Inverness Medical Innovations, Inc.                                                                      271,436
       91,900     1 Isis Pharmaceuticals, Inc.                                                                               851,913
        4,000     1 Jerini AG                                                                                                 23,678
       44,000     1 Kosan Biosciences, Inc.                                                                                  242,000
       10,700     1 Kyphon, Inc.                                                                                             482,998
       17,300     1 Labopharm, Inc.                                                                                           98,610
       17,500     1 Medarex, Inc.                                                                                            226,450
       22,100     1 Medicines Co.                                                                                            554,268
          300       Meridian Bioscience, Inc.                                                                                  8,328
       28,600     1 Metabasis Therapeutics, Inc.                                                                             210,210
       18,200   1,4 Momenta Pharmaceuticals, Inc.                                                                            235,872
      234,300     1 Monogram Biosciences, Inc.                                                                               454,542
        2,100     1 NMT Medical, Inc.                                                                                         28,560
       41,400     1 Nektar Therapeutics                                                                                      540,684
        4,700     1 Neurochem, Inc.                                                                                           70,876
       47,300     1 Neurocrine Biosciences, Inc.                                                                             591,250
       14,600     1 Neurogen Corp.                                                                                            94,900
        4,800     1 Neurometrix, Inc.                                                                                         46,608
        1,400 1,2,3 Newron Pharmaceuticals SpA                                                                                66,708
        5,700     1 Nighthawk Radiology Holdings, Inc.                                                                       103,683
        9,500   1,4 Northfield Laboratories, Inc.                                                                             34,295
       23,100     1 NxStage Medical, Inc.                                                                                    307,692
       15,600     1 OSI Pharmaceuticals, Inc.                                                                                514,800
        9,400     1 Pharmacopeia Drug Discovery, Inc.                                                                         53,486
        2,350     1 Pharmacopeia Drug Discovery, Inc., Warrants                                                                6,821
       28,600     1 Pharmacyclics, Inc.                                                                                       76,076
        5,000     1 Pharmion Corp.                                                                                           131,450
       16,000     1 Point Therapeutics, Inc.                                                                                   6,080
       13,600     1 Progenics Pharmaceuticals, Inc.                                                                          322,048
        3,800     1 Psychiatric Solutions, Inc.                                                                              153,178
       12,900     1 Regeneron Pharmaceuticals, Inc.                                                                          278,898
        1,000     1 ResMed, Inc.                                                                                              50,370
          900     1 Sangamo BioSciences, Inc.                                                                                  6,120
        5,100       Schering Plough Corp.                                                                                    130,101
       10,400     1 Sepracor, Inc.                                                                                           484,952
        7,300     1 Somaxon Pharmaceuticals, Inc.                                                                             89,060
       10,100     1 Sonus Pharmaceuticals, Inc.                                                                               50,803
       10,300     1 Staar Surgical Co.                                                                                        56,753
       23,100     1 Stereotaxis, Inc.                                                                                        274,890
        5,200       Sun Pharmaceutical Industries Ltd.                                                                       125,941
        7,900     1 Systems Xcellence, Inc.                                                                                  148,836
        1,200     1 Theravance, Inc.                                                                                          35,400
        8,700     1 Thermage, Inc.                                                                                            79,170
        3,100     1 VCA Antech, Inc.                                                                                         112,561
      109,105     1 Vasogen, Inc.                                                                                             42,551
       43,642     1 Vasogen, Inc., Warrants                                                                                   12,996
       10,911     1 Vasogen, Inc., Warrants                                                                                      231
       20,200     1 Vical, Inc.                                                                                               97,364
      104,500     1 Warner Chilcott Ltd., Class A                                                                          1,547,645
        3,832     1 WebMD Health Corp., Class A                                                                              201,678
                       TOTAL                                                                                              24,141,958
                    INDUSTRIALS-11.4%
        6,500       Asea Brown Boveri Ltd.                                                                                   532,944
       15,100       Bharat Heavy Electricals Ltd.                                                                            783,714
       11,300       CLARCOR, Inc.                                                                                            359,340
       26,100 1,2,3 China Communications Construction Co. Ltd.                                                                31,404
      222,000       China Metal International Ho                                                                              80,783
       13,100     1 CoStar Group, Inc.                                                                                       585,308
        6,100       Con-way, Inc.                                                                                            304,024
        8,100     1 Copart, Inc.                                                                                             226,881
       27,380       Crompton Greaves Ltd.                                                                                    124,660
        7,300       Embraer - Empresa Brasileira de Aeronautica S/A, ADR                                                     334,778
       15,400       Expeditors International Washington, Inc.                                                                636,328
        5,200       FedEx Corp.                                                                                              558,636
       17,500     1 First Solar, Inc.                                                                                        910,175
       11,450       Forward Air Corp.                                                                                        376,476
        3,900     1 Houston Wire & Cable Co.                                                                                 109,278
       13,300     1 IHS, Inc., Class A                                                                                       546,763
        9,500     1 Innovative Solutions and Support, Inc.                                                                   240,540
       10,575     1 Interline Brands, Inc.                                                                                   231,804
       10,300     1 Kansas City Southern Industries, Inc.                                                                    366,474
       14,525       Kuehne & Nagel International AG                                                                        1,195,362
        8,500       Landstar System, Inc.                                                                                    389,640
       40,500     1 Max India Ltd.                                                                                           193,811
       33,000 1,2,3 Nagarjuna Construction Co. Ltd., GDR                                                                     121,770
       12,900     1 NuCo2, Inc.                                                                                              325,338
        5,100       Pacer International, Inc.                                                                                137,394
        1,000       Precision Castparts Corp.                                                                                104,050
        9,000   1,4 Ryanair Holdings PLC, ADR                                                                                403,110
        6,000       Ryder System, Inc.                                                                                       296,040
       13,600     1 SAIC, Inc.                                                                                               235,552
       11,400     4 Simpson Manufacturing Co., Inc.                                                                          351,576
       20,100     1 Spirit Aerosystems Holdings, Inc., Class A                                                               640,185
       15,000       TNT NV                                                                                                   690,834
        6,900     1 TeleTech Holdings, Inc.                                                                                  253,161
       10,300     1 TransDigm Group, Inc.                                                                                    374,714
       26,200       Unitech Ltd.                                                                                             232,239
        6,300       United Parcel Service, Inc.                                                                              441,630
          400       Ushio Inc.                                                                                                 7,714
                       TOTAL                                                                                              13,734,430
                    INFORMATION TECHNOLOGY-13.2%
       10,400     1 Access Integrated Technology, Inc., Class A                                                               56,472
        6,100     1 Amdocs Ltd.                                                                                              222,528
          800     1 Anadigics, Inc.                                                                                            9,456
       20,000     1 Autodesk, Inc.                                                                                           752,000
        4,000     1 Blackboard Inc.                                                                                          134,520
       21,800     1 CSR PLC                                                                                                  278,147
        4,200     1 Cognos, Inc.                                                                                             165,438
       42,100     1 Comverse Technology, Inc.                                                                                898,835
       10,300     1 DST Systems, Inc.                                                                                        774,560
        9,400     1 Eagle Test Systems, Inc.                                                                                 156,416
        5,700     1 Entegris, Inc.                                                                                            60,990
        2,100     1 Euronet Worldwide, Inc.                                                                                   56,406
        1,367     1 Firstsource Solutions Ltd.                                                                                 2,274
       25,600     1 Himax Technologies, Inc., ADR                                                                            137,216
       23,800     1 Hyperion Solutions Corp.                                                                               1,233,554
        1,500     1 IPG Photonics Corp.                                                                                       28,800
       12,700   1,4 Infocrossing, Inc.                                                                                       188,849
        6,000     1 Iron Mountain, Inc.                                                                                      156,780
       10,200     1 Jupitermedia Corp.                                                                                        67,524
       22,800     1 Komag, Inc.                                                                                              746,244
        5,300     1 LeCroy Corp.                                                                                              44,255
       45,700     1 MEMC Electronic Materials, Inc.                                                                        2,768,506
       47,700     1 Magma Design Automation                                                                                  570,492
       13,800     1 Mastercard, Inc.                                                                                       1,466,112
       28,092     1 Microsemi Corp.                                                                                          584,595
        2,900     1 NAVTEQ Corp.                                                                                             100,050
       24,500     1 NIC, Inc.                                                                                                131,320
       49,800     1 ON Semiconductor Corp.                                                                                   444,216
       16,800     1 Online Resources Corp.                                                                                   192,696
       13,600     1 Parametric Technology Corp.                                                                              259,624
       27,500     1 Qimonda AG, ADR                                                                                          394,900
       17,400     1 Quest Software, Inc.                                                                                     283,098
        3,900     1 SI International, Inc.                                                                                   111,969
       16,300       Seagate Technology Holdings                                                                              379,790
       25,300     1 Silicon Image, Inc.                                                                                      206,448
       41,900     1 Spansion, Inc.                                                                                           510,761
       16,400     1 TNS, Inc.                                                                                                263,876
          800     1 Ultratech, Inc.                                                                                           10,888
       18,000     1 ValueClick, Inc.                                                                                         470,340
        5,400     1 aQuantive, Inc.                                                                                          150,714
        5,100     1 eBay, Inc.                                                                                               169,065
       16,600   1,4 eCollege.com                                                                                             297,970
                       TOTAL                                                                                              15,938,694
                    MATERIALS--2.2%
       21,300       Cemex S.A. de C.V., ADR                                                                                  697,575
       13,400       Freeport-McMoRan Copper & Gold, Inc.                                                                     886,946
      267,200     1 Lee & Man Paper Manufacturing Ltd.                                                                       634,571
      202,200     1 Nine Dragons Paper Holdings Ltd.                                                                         422,817
                       TOTAL                                                                                               2,641,909
                    TELECOMMUNICATION SERVICES-2.9%
      114,950     1 Bharti Airtel Ltd.                                                                                     2,003,638
       28,731     1 Idea Cellular Ltd.                                                                                        62,201
       15,559     1 NTELOS Holdings Corp.                                                                                    299,044
        7,800     1 Neuf Cegetel                                                                                             292,319
          100       PT Telekomunikasi Indonesia, Class CS, ADR                                                                 4,314
        8,000     1 Syniverse Holdings, Inc.                                                                                  84,320
       34,900     1 Time Warner Telecom, Inc.                                                                                724,873
                       TOTAL                                                                                               3,470,709
                    UTILITIES--1.5%
          800     1 BF Utilities Ltd.                                                                                         42,651
       38,400     1 China Resources Power Holdings Co. Ltd.                                                                   58,714
        2,100       Consolidated Water Co.                                                                                    49,791
        9,300       Dominion Resources, Inc.                                                                                 825,561
        6,900       ITC Holdings Corp.                                                                                       298,701
      150,300       NTPC Ltd.                                                                                                517,467
                       TOTAL                                                                                               1,792,885
                       TOTAL COMMON STOCKS (IDENTIFIED COST $69,799,202)                                                  94,553,619
                    CORPORATE BONDS--0.5%
                    HEALTH CARE--0.2%
  $   200,000   2,3 Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027                                                189,950
                    INFORMATION TECHNOLOGY--0.3%
      265,000       BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025                                                         351,512
                       TOTAL CORPORATE BONDS (IDENTIFIED COST $550,075)                                                      541,462
                    CORPORATE NOTES--0.0%
                    HEALTH CARE--0.0%
       22,000   2,3 Neurochem, Inc., Conv. Bond, 6.00%, 11/15/2026 (IDENTIFIED COST $22,000)                                  22,082
                    PREFERRED STOCKS-0.9%
                    FINANCIALS--0.5%
        1,800       Alleghany Corp., Conv. Pfd.                                                                              620,523
                    MATERIALS--0.4%
        4,700       Freeport-McMoRan Copper & Gold, Inc., Conv. Pfd.                                                         502,477
                       TOTAL PREFERRED STOCKS (IDENTIFIED COST $946,280)                                                   1,123,000
                    REPURCHASE AGREEMENTS--7.8%
  $ 7,857,000       Interest in $1,575,000,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which               7,857,000
                    Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/25/2037 for $1,575,708,750 on 4/2/2007.  The market value of the underlying securities at the end of the period was $1,612,075,725.
    1,536,000       Interest in $2,800,000,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which ING           1,536,000
                    Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2037 for $2,801,260,000 on 4/2/2007.  The market value of the underlying securities at the end of the period was $2,856,799,506 (purchased with proceeds from securities lending collateral).
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                               9,393,000
                       TOTAL INVESTMENTS -87.7%                                                                          105,633,163
                       (IDENTIFIED COST $80,710,557)5
                       OTHER ASSETS AND LIABILTIES - NET - 12.3%                                                          14,767,319
                       TOTAL NET ASSETS - 100%                                                                         $ 120,400,482


1    Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2007, these restricted securities amounted to $1,360,879, which represented 1.1% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At March 31, 2007, these liquid restricted securities amounted to $1,360,879, which represented 1.1% of total net assets.

4    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of March 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED               MARKET VALUE OF COLLATERAL
     $1,409,722                                      $1,536,000

5 At March 31, 2007, the cost of investments for federal tax purposes was $80,710,557. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $24,922,606. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,394,977 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,472,371.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates, and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.


The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt
 GDR --Global Depository Receipt






FEDERATED MARKET OPPORTUNITY FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                   COMMON STOCKS-27.6%
                   ENERGY--10.2%
         1,100     Anadarko Petroleum Corp.                                                                              $    47,278
         1,800     BJ Services Co.                                                                                            50,220
         2,000     Canadian Oil Sands Trust                                                                                   48,956
         3,000     Canetic Resources Trust                                                                                    38,880
         1,000     Cimarex Energy Co.                                                                                         37,020
         1,000     EnCana Corp.                                                                                               50,630
         1,700     Patterson-UTI Energy, Inc.                                                                                 38,148
         2,000     Pengrowth Energy Trust                                                                                     33,694
         2,000     Penn West Energy Trust                                                                                     58,760
           700     Petro-Canada                                                                                               27,376
         2,300     Pogo Producing Co.                                                                                        110,630
           600     Sasol Ltd., ADR                                                                                            19,830
                      TOTAL                                                                                                  561,422
                   FINANCIALS-1.1%
        13,000     Shinsei Bank Ltd.                                                                                          62,269
                   HEALTH CARE--2.1%
         1,000     AstraZeneca PLC                                                                                            53,725
           700     Sanofi-Aventis                                                                                             60,953
                      TOTAL                                                                                                  114,678
                   MATERIALS--14.2%
         4,025     Anglogold Ltd., ADR                                                                                       179,475
         3,900     Barrick Gold Corp.                                                                                        111,345
        11,000     Gold Fields Ltd., ADR                                                                                     203,280
         5,200     Goldcorp, Inc., Class A                                                                                   124,904
         3,900     Newmont Mining Corp.                                                                                      163,761
                      TOTAL                                                                                                  782,765
                      TOTAL COMMON STOCKS (IDENTIFIED COST $1,515,467)                                                     1,521,134
                   PURCHASED PUT OPTIONS-3.5%
            40   1 iShares MSCI Emerging Market Index; Strike Price $120, 6/16/2007, Options Contract                         32,600
            40   1 NASDAQ 100 Trust Shares; Strike Price $48, 6/16/2007, Options Contract                                     17,540
            40   1 S&P 500 Index; Strike Price $1,420, 6/16/2007, Options Contract                                           118,200
             5   1 S&P 500 Index; Strike Price $1,475, 6/16/2007, Options Contract                                            27,975
                      TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $292,999)                                                 196,315
                   REPURCHASE AGREEMENTS--68.8%
  $  1,000,000     Interest in $1,500,000,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which Banc of        1,000,000
                   America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 11/15/2036 for $1,500,675,000 on 4/2/2007. The market value of the underlying securities at the end of the period was $1,539,824,528.
       798,000     Interest in $1,575,000,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which Deutsche         798,000
                   Bank Securities Inc. will repurchase U.S. Government Agency securities with various maturities to
                   3/25/2037 for $1,575,708,750 on 4/2/2007. The market value of the underlying securities at the end of the period was $1,612,075,725.
     1,000,000     Interest in $1,000,000,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which Goldman        1,000,000
                   Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to
                   10/15/2035 for $1,000,450,000 on 4/2/2007. The market value of the underlying securities at the end of the period was $1,026,449,319.
     1,000,000     Interest in $1,984,812,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which Merrill        1,000,000
                   Lynch Government Securities/Money Market will repurchase U.S. Government Agency securities with various maturities to 3/25/2037 for $1,985,705,165 on 4/2/2007. The market value of the underlying securities at the end of the period was $2,044,358,438.
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                                3,798,000
                      TOTAL INVESTMENTS --- 99.9%                                                                          5,515,449
                      (IDENTIFIED COST $5,606,466)2
                      OTHER ASSETS AND LIABILITIES --- NET --- 0.1%                                                            3,420
                      TOTAL NET ASSETS --- 100%                                                                          $ 5,518,869


1    Non-income producing security.

2 At March 31, 2007, the cost of investments for federal tax purposes was $5,606,466. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $91,017. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $47,360 and net unrealized depreciation from investments for those securities having an excess of cost over value of $138,377.


Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates, and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



    The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt









FEDERATED MID CAP GROWTH STRATEGIES FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

  SHARES     VALUE

             COMMON STOCKS-99.7%
             CONSUMER DISCRETIONARY-19.6%
  15,100   1 Amazon.com, Inc.                                    $    600,829
   4,500     Boyd Gaming Corp.                                        214,380
  20,300   1 Chicos Fas, Inc.                                         495,929
  14,900     Claire's Stores, Inc.                                    478,588
  16,200   1 Coach, Inc.                                              810,810
   7,100     Darden Restaurants, Inc.                                 292,449
  15,700     Family Dollar Stores, Inc.                               465,034
   8,700     Federated Department Stores, Inc.                        391,935
  17,600   1 GameStop Corp.                                           573,232
   5,800   1 Garmin Ltd.                                              314,070
   7,300   1 Gymboree Corp.                                           292,511
   7,500     Mens Wearhouse, Inc.                                     352,875
   7,300     Nordstrom, Inc.                                          386,462
  12,600   1 Payless ShoeSource, Inc.                                 418,320
   5,200     Penney (J.C.) Co., Inc.                                  427,232
   7,300     Polo Ralph Lauren Corp., Class A                         643,495
  18,000   1 Saks, Inc.                                               375,120
  10,300     Snap-On, Inc.                                            495,430
  18,700     TJX Cos., Inc.                                           504,152
  11,500   1 Urban Outfitters, Inc.                                   304,865
                TOTAL                                               8,837,718
             CONSUMER STAPLES-4.8%
   6,500     Brown-Forman Corp., Class B                              426,140
   4,900     Bunge Ltd.                                               402,878
   7,200     Estee Lauder Cos., Inc., Class A                         351,720
  26,425   1 Hansen Natural Corp.                                   1,000,979
                TOTAL                                               2,181,717
             ENERGY-6.0%
   8,400     CONSOL Energy, Inc.                                      328,692
  10,500     Chesapeake Energy Corp.                                  324,240
   7,000   1 FMC Technologies, Inc.                                   488,320
   6,700   1 Grant Prideco, Inc.                                      333,928
   8,100     Helmerich & Payne, Inc.                                  245,754
   2,500     Noble Corp.                                              196,700
   8,100   1 Southwestern Energy Co.                                  331,938
   4,600     Tesoro Petroleum Corp.                                   461,978
                TOTAL                                               2,711,550
             FINANCIALS-10.3%
   8,100     Ace Ltd.                                                 462,186
   4,800   1 Affiliated Managers Group                                520,080
   5,400   1 Arch Capital Group Ltd.                                  368,334
   2,200     Bear Stearns & Co., Inc.                                 330,770
  21,700   1 CB Richard Ellis Services, Inc.                          741,706
   6,500     CIT Group, Inc.                                          343,980
   7,500     Commerce Bancorp, Inc.                                   250,350
  10,400     HCC Insurance Holdings, Inc.                             320,320
   8,994     International Securities Exchange Holdings, Inc.         438,907
   6,900     RenaissanceRe Holdings Ltd.                              345,966
  11,000     T. Rowe Price Group, Inc.                                519,090
                TOTAL                                               4,641,689
             HEALTH CARE-15.4%
   4,200     Allergan, Inc.                                           465,444
   6,300   1 Celgene Corp.                                            330,498
  14,300   1 Cephalon, Inc.                                         1,018,303
   6,200   1 Covance, Inc.                                            367,908
   6,700   1 Coventry Health Care, Inc.                               375,535
   5,300   1 DaVita, Inc.                                             282,596
   5,500   1 Express Scripts, Inc., Class A                           443,960
   5,100   1 Forest Laboratories, Inc., Class A                       262,344
   4,700   1 Genzyme Corp.                                            282,094
  41,500   1 Isis Pharmaceuticals, Inc.                               384,705
   5,800     McKesson HBOC, Inc.                                      339,532
   5,200   1 Medco Health Solutions, Inc.                             377,156
   7,600     Medicis Pharmaceutical Corp., Class A                    234,232
  16,000   1 Medimmune, Inc.                                          582,240
  18,500   1 Momenta Pharmaceuticals, Inc.                            239,760
   4,800   1 Sepracor, Inc.                                           223,824
  10,700     Shire PLC, ADR                                           662,330
   2,800   1 Vertex Pharmaceuticals, Inc.                              78,512
                TOTAL                                               6,950,973
             INDUSTRIALS-17.1%
   3,700   1 Alliant Techsystems, Inc.                                325,304
   5,400     CSX Corp.                                                216,270
   5,600     Equifax, Inc.                                            204,120
   8,300     Expeditors International Washington, Inc.                342,956
   3,800     Fluor Corp.                                              340,936
   9,400   1 Foster Wheeler Ltd.                                      548,866
   5,300     GATX Corp.                                               253,340
   7,400   1 General Cable Corp.                                      395,382
  15,600     Harsco Corp.                                             699,816
  26,800   1 Hexcel Corp.                                             531,980
   7,100   1 Jacobs Engineering Group, Inc.                           331,215
   6,400     Norfolk Southern Corp.                                   323,840
   4,700     Northrop Grumman Corp.                                   348,834
   7,100     Precision Castparts Corp.                                738,755
   4,400     Rockwell Collins                                         294,492
   8,600   1 Suntech Power Holdings Co. Ltd., ADR                     297,646
   7,000   1 Thomas & Betts Corp.                                     341,740
   6,400   1 URS Corp.                                                272,576
   6,700     UTI Worldwide, Inc.                                      164,686
  12,400   1 WESCO International, Inc.                                778,472
                TOTAL                                               7,751,226
             INFORMATION TECHNOLOGY-18.5%
  18,309   1 Acme Packet, Inc.                                        270,607
  31,800   1 Activision, Inc.                                         602,292
  15,500   1 Amdocs Ltd.                                              565,440
   8,900   1 Ansys, Inc.                                              451,853
  31,300   1 BEA Systems, Inc.                                        362,767
  35,200   1 Cadence Design Systems, Inc.                             741,312
  17,500   1 Ceridian Corp.                                           609,700
   7,700   1 Citrix Systems, Inc.                                     246,631
   5,900   1 Cognizant Technology Solutions Corp.                     520,793
  10,600   1 CommScope, Inc.                                          454,740
  18,300   1 Commvault Systems, Inc.                                  296,460
   8,300     Jabil Circuit, Inc.                                      177,703
   6,000     KLA-Tencor Corp.                                         319,920
  14,600     Linear Technology Corp.                                  461,214
   6,200   1 MEMC Electronic Materials, Inc.                          375,596
  25,000   1 Marvell Technology Group Ltd.                            420,250
  14,700     Maxim Integrated Products, Inc.                          432,180
  14,200   1 NVIDIA Corp.                                             408,676
   8,100   1 Network Appliance, Inc.                                  295,812
   7,600   1 Salesforce.com, Inc.                                     325,432
                TOTAL                                               8,339,378
             MATERIALS-5.3%
  12,200     Agrium, Inc.                                             467,626
   9,100     Alcoa, Inc.                                              308,490
   2,100     Martin Marietta Materials                                283,920
  15,600   1 Owens-Illinois, Inc.                                     402,012
   4,642     Teck Cominco Ltd., Class B                               323,083
   2,600     United States Steel Corp.                                257,842
   3,200     Vulcan Materials Co.                                     372,736
                TOTAL                                               2,415,709
             TELECOMMUNICATION SERVICES-2.7%
   7,600   1 American Tower Systems Corp.                             296,020
   6,200   1 Crown Castle International Corp.                         199,206
   9,600   1 NII Holdings, Inc.                                       712,128
                TOTAL                                               1,207,354
                TOTAL INVESTMENTS - 99.7%                          45,037,314
                (IDENTIFIED COST $36,165,702)2
                OTHER ASSETS AND LIABILITIES - NET -0.3%              157,787
                TOTAL NET ASSETS - 100%                          $ 45,195,101

1    Non-income producing security.

2 At March 31, 2007, the cost of investments for federal tax purposes was $36,165,702. The net unrealized appreciation of investments for federal tax purposes was $8,871,612. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,765,619 and net unrealized depreciation from investments for those securities having an excess of cost over value of $894,007.


Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates, and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);
   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







FEDERATED PRIME MONEY FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                    ASSET-BACKED SECURITIES--0.7%
 FINANCE - AUTOMOTIVE--0.7%
  $   417,890     1 CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007                                      $     417,890
       49,685   1,2 Ford Credit Auto Owner Trust 2006-B, Class A1, 5.405%, 9/15/2007                                          49,686
      150,318       Nissan Auto Lease Trust 2006-A, Class A1, 5.347%, 12/14/2007                                             150,318
                       TOTAL                                                                                                 617,894
                    FINANCE - EQUIPMENT--0.0%
        4,048       John Deere Owner Trust 2006-A, Class A1, 5.364%, 7/13/2007                                                 4,048
                       TOTAL ASSET-BACKED SECURITIES                                                                         621,942
                    CERTIFICATE OF DEPOSIT--1.2%
                    BANKING--1.2%
    1,000,000       Barclays Bank PLC, 5.300% - 5.380%, 1/16/2008 - 2/15/2008                                              1,000,000
                    COLLATERALIZED LOAN AGREEMENTS--36.0%
                    BANKING--23.2%
    4,000,000       BNP Paribas Securities Corp., 5.625%, 4/2/2007                                                         4,000,000
    4,000,000       Deutsche Bank Securities, Inc., 5.429%, 4/2/2007 - 4/18/2007                                           4,000,000
    4,000,000       Fortis Bank SA/NV, 5.564%, 4/2/2007                                                                    4,000,000
    2,000,000       Greenwich Capital Markets, Inc., 5.640%, 4/2/2007                                                      2,000,000
    4,000,000       RBC Capital Markets Corp., 5.594%, 4/2/2007                                                            4,000,000
    2,000,000       WAMU Capital Corp., 5.716%, 4/2/2007                                                                   2,000,000
                       TOTAL                                                                                              20,000,000
                    BROKERAGE--12.8%
    2,000,000       Bear Stearns & Co., Inc., 5.558%, 4/2/2007                                                             2,000,000
    4,000,000       Citigroup Global Markets, Inc., 5.614%, 4/2/2007                                                       4,000,000
    2,000,000       Goldman Sachs & Co., 5.614%, 4/2/2007                                                                  2,000,000
    2,000,000       Merrill Lynch & Co., Inc., 5.568%, 4/2/2007                                                            2,000,000
    1,000,000       Merrill Lynch, Pierce, Fenner and Smith, 5.424%, 4/23/2007                                             1,000,000
                       TOTAL                                                                                              11,000,000
                       TOTAL COLLATERALIZED LOAN AGREEMENTS                                                               31,000,000
                    COMMERCIAL PAPER -- 22.3%3
                    AEROSPACE/AUTO--0.8%
      700,000   1,2 Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.392%, 4/12/2007             698,862
                    BANKING--2.8%
      300,000       Bank of America Corp., 5.310%, 4/12/2007                                                                 299,520
    1,000,000       Danske Corp., Inc., (Danske Bank A/S, GTD), 5.185%, 4/10/2007                                            998,754
    1,000,000   1,2 Picaros Funding LLC, (KBC Bank N.V., GTD), 5.320% - 5.337%, 4/10/2007 - 7/13/2007                        991,905
                       TOTAL                                                                                               2,290,179
                    CONSUMER PRODUCTS--0.9%
      800,000   1,2 Fortune Brands, Inc., 5.350%, 5/16/2007                                                                  794,700
                    FINANCE - AUTOMOTIVE--3.1%
    1,000,000       DRAC LLC (Series A1+/P1), 5.317%, 4/5/2007                                                               999,417
      700,000       DaimlerChrysler North America Holding Corp., 5.443%, 4/3/2007                                            699,791
      500,000       FCAR Auto Loan Trust (Series A1+/P1), 5.349%, 5/16/2007                                                  496,744
      500,000       FCAR Auto Loan Trust (Series A1/P1), 5.320%, 4/5/2007                                                    499,712
                       TOTAL                                                                                               2,695,664
                    FINANCE - COMMERCIAL--4.6%
    4,000,000 1,2,4 Versailles CDS LLC, 5.317%, 11/26/2007 - 12/4/2007                                                     3,995,592
                    FINANCE - RETAIL--2.9%
    1,000,000   1,2 Amsterdam Funding Corp., 5.330%, 4/11/2007                                                               998,558
    1,500,000       Countrywide Financial Corp., 5.330%, 6/4/2007                                                          1,485,973
                       TOTAL                                                                                               2,484,531
                    FINANCE - SECURITIES--4.8%
      500,000 1,2,4 Georgetown Funding Co. LLC, 5.314%, 4/20/2007                                                            498,604
      500,000   1,2 Grampian Funding LLC, 5.348%, 7/20/2007                                                                  492,040
    1,567,000   1,2 KLIO II Funding Ltd., 5.320% - 5.326%, 4/17/2007 - 4/18/2007                                           1,563,257
      585,000   1,2 Perry Global Funding LLC (Series A), 5.315%, 4/10/2007                                                   584,233
    1,000,000   1,2 Sigma Finance, Inc., (Sigma Finance Corp., GTD), 5.328%, 7/11/2007                                       985,439
                       TOTAL                                                                                               4,123,573
                    FOOD & BEVERAGE--0.9%
      800,000   1,2 H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 5.348%, 4/13/2007                                          798,581
                    PUBLISHING AND PRINTING--0.8%
      700,000   1,2 Gannett Co., Inc., 5.360%, 4/25/2007                                                                     697,517
                    RETAIL--0.7%
      600,000   1,2 Safeway Inc., 5.382%, 4/16/2007                                                                          598,660
                       TOTAL COMMERCIAL PAPER                                                                             19,177,859
                    CORPORATE BONDS--0.8%
                    FINANCE - COMMERCIAL--0.8%
      720,000       CIT Group, Inc., 7.375%, 4/2/2007                                                                        720,041
                    CORPORATE NOTES--7.5%
                    BANKING--3.5%
    1,000,000       Barclays Bank PLC, 5.350%, 4/23/2008                                                                   1,000,000
    1,000,000       Societe Generale, Paris, 5.420%, 1/16/2008                                                             1,000,000
    1,000,000       Toronto Dominion Bank, 5.420%, 12/12/2007                                                              1,000,000
                       TOTAL                                                                                               3,000,000
                    BROKERAGE--2.3%
    2,000,000       Goldman Sachs Group, Inc., 5.330% - 5.340%, 4/2/2007 - 4/6/2007                                        2,000,000
                    FINANCE - SECURITIES--1.7%
      500,000   1,2 K2 (USA) LLC, (K2 Corp., GTD), 5.420%, 9/17/2007                                                         500,000
    1,000,000   1,2 Sigma Finance, Inc., (Sigma Finance Corp., GTD), 5.315% - 5.355%, 10/12/2007 - 10/18/2007                999,987
                       TOTAL                                                                                               1,499,987
                       TOTAL CORPORATE NOTES                                                                               6,499,987
                    NOTES - VARIABLE --30.2%5
                    BANKING--16.8%
    1,500,000   1,2 Australia & New Zealand Banking Group, Melbourne, 5.318%, 6/5/2007                                     1,500,000
    1,000,000   1,2 DePfa Bank PLC, 5.395%, 6/15/2007                                                                      1,000,017
    1,000,000   1,2 HBOS Treasury Services PLC, 5.310%, 4/10/2007                                                          1,000,000
    3,535,000       Home City Ice Co. & H.C. Transport (Series 2000), (U.S. Bank, N.A. LOC), 5.350%, 4/5/2007              3,535,000
    1,970,000       Kansas City, MO Tax Increment Financing Commission, President Hotel, (MBIA Insurance Corp.             1,970,000
                    INS), 5.350%, 4/5/2007
      955,000       Lancaster, PA, IDA, Snavely's Mill, Inc. (Series 2003 - B), (Fulton Bank LOC), 5.470%, 4/5/2007          955,000
    1,000,000       Marshall & Ilsley Bank, Milwaukee, 5.290%, 4/25/2007                                                   1,000,000
    2,415,000       Prospects Aggregates, Inc. (Series 2004), (Fulton Bank LOC), 5.470%, 4/5/2007                          2,415,000
      125,000       Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.450%, 4/5/2007                125,000
    1,000,000   1,2 Westpac Banking Corp. Ltd., Sydney, 5.310%, 4/16/2007                                                  1,000,000
                       TOTAL                                                                                              14,500,017
                    BROKERAGE--5.2%
    1,000,000       Merrill Lynch & Co., Inc., 5.300%, 4/24/2007                                                           1,000,000
    3,500,000       Morgan Stanley, 5.508%, 4/2/2007                                                                       3,500,000
                       TOTAL                                                                                               4,500,000
                    FINANCE - RETAIL--1.8%
    1,500,000   1,2 SLM Corp., 5.320%, 4/12/2007 - 4/16/2007                                                               1,500,000
                    FINANCE - SECURITIES--3.5%
    1,000,000   1,2 K2 (USA) LLC, (K2 Corp., GTD), 5.325%, 4/2/2007                                                          999,962
    1,000,000       K2 (USA) LLC, (K2 Corp. GTD), 5.315%, 4/2/2007                                                           999,904
    1,000,000   1,2 Sigma Finance, Inc., (Sigma Finance Corp., GTD), 5.325%, 4/2/2007                                        999,965
                       TOTAL                                                                                               2,999,831
                    INSURANCE--2.3%
    2,000,000   1,2 Pacific Life Global Funding, 5.370%, 4/4/2007                                                          2,000,074
                    MUNICIPAL--0.6%
      500,000       Florida Hurricane Catastrophe Fund Finance Corp. (Series 2006-B), 5.330%, 4/16/2007                      500,000
                       TOTAL NOTES - VARIABLE                                                                             25,999,922
                    REPURCHASE AGREEMENT--2.7%
    2,338,000       Interest in $3,900,000,000 joint repurchase agreement 5.39%, dated 3/30/2007 under which               2,338,000
                    Barclays Capital, Inc., will repurchase U.S. Government Agency securities with various maturities to 2/23/2017 for $3,901,751,750 on 4/2/2007.  The market value of the underlying securities at the end of the period was $3,978,000,812.
                       TOTAL INVESTMENTS -101.4%                                                                          87,357,751
                       (AT AMORTIZED COST)6
                       OTHER ASSETS AND LIABILITIES - NET -(1.4)%                                                        (1,209,174)
                       TOTAL NET ASSETS - 100%                                                                         $  86,148,577


1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2007, these restricted securities amounted to $25,665,529 which represented 29.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At March 31, 2007, these liquid restricted securities amounted to $25,247,639 which represented 29.3% of total net assets.

3    Discount rate at the time of purchase.

4    Reflects potential extension period.

5    Floating rate note with current rate and next reset date shown.

6    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at March 31, 2007, is as follows:


SECURITY                                  ACQUISTION DATE   ACQUISTION COST

CAL Securitization Trust 2006-1,
   Class A1, 5.400%, 12/17/2007           12/14/2006        $417,890


The following acronyms are used throughout this portfolio:

 GTD --Guaranteed
 IDA --Industrial Development Authority
 INS --Insured
 LOC --Letter of Credit






FEDERATED QUALITY BOND FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   CORPORATE BONDS--91.1%
                   BASIC INDUSTRY - CHEMICALS--0.7%
  $  2,220,000     Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                                                          $   2,120,861
     1,300,000     Praxair, Inc., 3.95%, 6/1/2013                                                                          1,215,794
                      TOTAL                                                                                                3,336,655
                   BASIC INDUSTRY - METALS & MINING--3.7%
     1,480,000     Alcoa, Inc., Note, 5.55%, 2/1/2017                                                                      1,472,835
     1,300,000     BHP Finance (USA), Inc., 4.80%, 4/15/2013                                                               1,267,920
       930,000     BHP Finance (USA), Inc., 5.00%, 12/15/2010                                                                928,336
     2,500,000     Barrick Gold Corp., 4.875%, 11/15/2014                                                                  2,404,799
     5,020,000 1,2 Codelco, Inc., 4.75%, 10/15/2014                                                                        4,819,300
     2,310,000     Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035                                               2,146,104
     1,250,000     Noranda, Inc., 6.00%, 10/15/2015                                                                        1,296,023
     2,300,000     Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                                                               2,328,984
     1,200,000 1,2 Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011                                            1,203,944
                      TOTAL                                                                                               17,868,245
                   BASIC INDUSTRY - PAPER--1.4%
     3,610,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                              3,937,774
       500,000     Westvaco Corp., 7.65%, 3/15/2027                                                                          533,215
     2,000,000     Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                                                              2,127,941
                      TOTAL                                                                                                6,598,930
                   CAPITAL GOODS - AEROSPACE & DEFENSE--2.0%
     1,005,000 1,2 BAE Systems Holdings, Inc., 4.75%, 8/15/2010                                                              993,866
     1,500,000     Boeing Co., Note, 5.125%, 2/15/2013                                                                     1,506,475
       500,000 1,2 Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017                                                508,750
       584,000     Raytheon Co., Note, 6.75%, 8/15/2007                                                                      586,628
     4,200,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                                            4,228,421
     1,800,000     Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                                        1,734,829
                      TOTAL                                                                                                9,558,969
                   CAPITAL GOODS - BUILDING MATERIALS--0.3%
     1,430,000     CRH America, Inc., 5.30%, 10/15/2013                                                                    1,398,049
                   CAPITAL GOODS - DIVERSIFIED MANUFACTURING--2.4%
     1,530,000     Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011                                           1,677,263
     1,200,000     Emerson Electric Co., Note, 5.00%, 10/15/2008                                                           1,199,610
     2,300,000 1,2 Hutchison Whampoa Ltd., 6.50%, 2/13/2013                                                                2,430,348
     1,910,000 1,2 Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067                                                1,920,421
     1,275,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                                             1,319,880
     2,580,000     Tyco International Group, Company Guarantee, 6.375%, 10/15/2011                                         2,722,450
                      TOTAL                                                                                               11,269,972
                   CAPITAL GOODS - ENVIRONMENTAL--1.3%
     6,000,000     Waste Management, Inc., 7.375%, 8/1/2010                                                                6,365,728
                   COMMUNICATIONS - MEDIA & CABLE--2.4%
     6,500,000     Comcast Corp., 7.125%, 6/15/2013                                                                        7,056,479
       750,000     Comcast Corp., Company Guarantee, 6.50%, 1/15/2017                                                        794,186
     3,450,000     Cox Communications, Inc., 7.125%, 10/1/2012                                                             3,723,623
                      TOTAL                                                                                               11,574,288
                   COMMUNICATIONS - MEDIA NONCABLE--1.6%
     3,000,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                                    3,188,993
     2,000,000     News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                                                  2,366,138
     2,000,000     Univision Communications, Inc., Sr. Note, 3.50%, 10/15/2007                                             1,980,000
                      TOTAL                                                                                                7,535,131
                   COMMUNICATIONS - TELECOM WIRELESS--4.8%
     9,000,000     AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011                                                9,860,928
     2,090,000     America Movil S.A. de C.V., Note, 5.75%, 1/15/2015                                                      2,101,286
     1,900,000     Sprint Capital Corp., 6.375%, 5/1/2009                                                                  1,946,937
     1,250,000     Sprint Capital Corp., Company Guarantee, 6.125%, 11/15/2008                                             1,265,799
     5,000,000     Sprint Capital Corp., Note, 8.375%, 3/15/2012                                                           5,589,881
       470,000     Vodafone Group PLC, 5.35%, 2/27/2012                                                                      471,814
     1,740,000     Vodafone Group PLC, Note, 5.625%, 2/27/2017                                                             1,729,679
                      TOTAL                                                                                               22,966,324
                   COMMUNICATIONS - TELECOM WIRELINES--1.3%
     2,000,000     Citizens Communications Co., 7.625%, 8/15/2008                                                          2,070,000
       685,000     Embarq Corp., 6.738%, 6/1/2013                                                                            708,077
     2,750,000 1,2 KT Corp., Note, 5.875%, 6/24/2014                                                                       2,775,914
       540,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                                       579,178
                      TOTAL                                                                                                6,133,169
                   CONSUMER CYCLICAL - AUTOMOTIVE--3.8%
       750,000     DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                                            788,687
     8,150,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                                    8,071,342
     3,050,000     DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008                              3,004,527
     1,800,000 1,2 Harley Davidson, Inc., 3.625%, 12/15/2008                                                               1,755,438
     1,000,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                                      1,001,339
     2,840,000 1,2 Nissan Motor Acceptance Corp., 4.625%, 3/8/2010                                                         2,785,336
       540,000 1,2 Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011                                        542,935
                      TOTAL                                                                                               17,949,604
                   CONSUMER CYCLICAL - ENTERTAINMENT--1.2%
       250,000     International Speedway Corp., 4.20%, 4/15/2009                                                            244,433
     1,250,000     International Speedway Corp., 5.40%, 4/15/2014                                                          1,223,746
     1,510,000     Time Warner, Inc., 5.50%, 11/15/2011                                                                    1,522,915
     2,740,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                                 2,809,063
                      TOTAL                                                                                                5,800,157
                   CONSUMER CYCLICAL - LODGING--0.2%
       930,000 1,2 Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016                                               927,053
                   CONSUMER CYCLICAL - RETAILERS--1.1%
     2,026,636 1,2 CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                                                           1,934,860
     1,280,000     Costco Wholesale Corp., 5.30%, 3/15/2012                                                                1,287,115
     1,600,000     Target Corp., 5.875%, 3/1/2012                                                                          1,655,345
       295,000     Target Corp., Unsecd. Note, 7.50%, 8/15/2010                                                              317,203
                      TOTAL                                                                                                5,194,523
                   CONSUMER CYCLICAL - SERVICES--0.1%
       250,000     Boston University, 7.625%, 7/15/2097                                                                      287,890
       330,000 1,2 Realogy Corp., Sr. Note, 6.06%, 10/20/2009                                                                330,559
                      TOTAL                                                                                                  618,449
                   CONSUMER NON-CYCLICAL FOOD/BEVERAGE--2.3%
     1,790,000     Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017                                                    1,808,205
     1,760,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                               1,775,885
     1,440,000     General Mills, Inc., Note, 5.70%, 2/15/2017                                                             1,448,032
     3,400,000     Kraft Foods, Inc., Note, 6.25%, 6/1/2012                                                                3,532,133
     2,195,000 1,2 SABMiller PLC, Note, 6.20%, 7/1/2011                                                                    2,267,643
                      TOTAL                                                                                               10,831,898
                   CONSUMER NON-CYCLICAL HEALTH CARE--1.2%
     3,000,000     Anthem, Inc., 6.80%, 8/1/2012                                                                           3,210,916
     1,380,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                      1,352,484
     1,310,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                                                1,239,996
                      TOTAL                                                                                                5,803,396
                   CONSUMER NON-CYCLICAL PHARMACEUTICALS--2.0%
     2,710,000     Eli Lilly & Co., Bond, 5.20%, 3/15/2017                                                                 2,669,891
     2,500,000     Genentech, Inc., Note, 4.40%, 7/15/2010                                                                 2,456,439
       990,000     Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                                             1,086,273
       730,000     Wyeth, 5.45%, 4/1/2017                                                                                    727,619
     2,700,000     Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                                                    2,720,426
                      TOTAL                                                                                                9,660,648
                   CONSUMER NON-CYCLICAL SUPERMARKETS--0.4%
     1,950,000     Kroger Co., 7.25%, 6/1/2009                                                                             2,025,547
                   CONSUMER NON-CYCLICAL TOBACCO--0.3%
       750,000     Altria Group, Inc., 5.625%, 11/4/2008                                                                     754,495
       470,000     Altria Group, Inc., Note, 7.00%, 11/4/2013                                                                510,726
                      TOTAL                                                                                                1,265,221
                   ENERGY - INDEPENDENT--2.7%
     2,600,000     Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016                                            2,610,140
       500,000     Apache Finance Pty Ltd., Sr. Note, 7.00%, 3/15/2009                                                       517,484
     3,280,000     Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                                       3,114,355
     1,200,000 1,2 EOG Co. of Canada, Company Guarantee, 7.00%, 12/1/2011                                                  1,277,191
     2,500,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                                     2,802,000
     1,584,000 1,2 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                                     1,549,282
       980,000 1,2 Tengizchevroil LLP, 6.124%, 11/15/2014                                                                    980,000
                      TOTAL                                                                                               12,850,452
                   ENERGY - INTEGRATED--2.8%
     5,220,000     ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013                                                  5,318,000
     1,250,000     Husky Oil Ltd., Deb., 7.55%, 11/15/2016                                                                 1,409,876
     2,000,000     Petro-Canada, Note, 5.00%, 11/15/2014                                                                   1,931,985
     2,450,000 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                                      2,465,523
     2,130,000 1,2 Statoil ASA, 5.125%, 4/30/2014                                                                          2,105,481
                      TOTAL                                                                                               13,230,865
                   ENERGY - OIL FIELD SERVICES--0.4%
     1,850,000     Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017                                                               1,849,894
                   ENERGY - REFINING--0.3%
     1,460,000     Valero Energy Corp., Note, 4.75%, 4/1/2014                                                              1,386,538
                   FINANCIAL INSTITUTION - BANKING--19.2%
     1,600,000     Astoria Financial Corp., Note, 5.75%, 10/15/2012                                                        1,625,939
     8,000,000     Bank of America Corp., Sr. Note, 5.375%, 6/15/2014                                                      8,024,221
     3,000,000 1,2 Barclays Bank PLC, 5.926%, 12/31/2049                                                                   3,008,724
    10,000,000     Citigroup, Inc., Note, 5.125%, 2/14/2011                                                               10,029,327
       675,000     City National Bank, Sub. Note, 6.375%, 1/15/2008                                                          683,471
     1,974,000     Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015                                                       2,052,618
     1,500,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                         1,601,226
     3,080,000     Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011                                        3,127,955
     4,200,000     HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035                                                 4,189,912
     1,120,000     HSBC Finance Corp., 4.75%, 4/15/2010                                                                    1,105,771
     1,900,000     Household Finance Corp., 6.40%, 6/17/2008                                                               1,925,347
     2,300,000     Hudson United Bancorp, 7.00%, 5/15/2012                                                                 2,476,155
     4,300,000     J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                                                   4,235,167
     8,600,000     J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011                                                     9,070,036
     2,440,000     Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021                                         2,422,294
     4,450,000     Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                                           4,368,332
     1,150,000     Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011                                                        1,164,075
       410,000     PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017                                                            415,232
     2,660,000     PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                                          2,812,033
     1,740,000     Popular North America, Inc., 5.65%, 4/15/2009                                                           1,752,438
     3,620,000     Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                                      3,562,514
     1,160,000     State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016                                            1,150,748
     4,000,000     U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014                                                           3,898,127
     2,500,000     Wachovia Bank N.A., 4.80%, 11/1/2014                                                                    2,405,728
     1,600,000     Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                                         1,544,519
     2,900,000     Washington Mutual Bank, 5.125%, 1/15/2015                                                               2,771,069
     2,000,000     Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011                                                    2,106,538
     5,300,000     Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011                                                      5,548,240
     2,310,000     Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                                                             2,275,147
                      TOTAL                                                                                               91,352,903
                   FINANCIAL INSTITUTION - BROKERAGE--8.3%
     4,530,000     Amvescap PLC, Note, 4.50%, 12/15/2009                                                                   4,454,207
     3,400,000     Bear Stearns & Co., Inc., Unsecd. Note, 3.25%, 3/25/2009                                                3,283,847
     1,750,000 1,2 FMR Corp., 4.75%, 3/1/2013                                                                              1,710,519
     3,000,000 1,2 FMR Corp., Bond, 7.57%, 6/15/2029                                                                       3,589,237
     1,000,000     Franklin Resources, Inc., 3.70%, 4/15/2008                                                                985,275
     3,500,000     Goldman Sachs Group, Inc., 3.875%, 1/15/2009                                                            3,431,932
     4,500,000     Goldman Sachs Group, Inc., 6.60%, 1/15/2012                                                             4,749,857
     1,500,000     Goldman Sachs Group, Inc., Note, Series B, MTN, 7.35%, 10/1/2009                                        1,578,751
     2,750,000     Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010                                                       2,979,668
     3,400,000     Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009                                                      3,333,440
     3,000,000     Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009                                                 3,051,145
     4,200,000     Morgan Stanley Group, Inc., 5.30%, 3/1/2013                                                             4,179,280
     1,000,000     Morgan Stanley, Note, 4.00%, 1/15/2010                                                                    972,227
       690,000     Nuveen Investments, 5.00%, 9/15/2010                                                                      683,411
       690,000     Nuveen Investments, 5.50%, 9/15/2015                                                                      677,534
                      TOTAL                                                                                               39,660,330
                   FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--5.3%
     4,000,000     American Express Co., 4.75%, 6/17/2009                                                                  3,985,235
     2,000,000     American General Finance Corp., 4.00%, 3/15/2011                                                        1,914,720
     2,650,000     American International Group, Inc., Sr. Note, 4.70%, 10/1/2010                                          2,621,784
     3,225,000     Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015                                           3,140,467
     2,470,000     Capital One Capital IV, 6.745%, 2/17/2037                                                               2,374,826
     4,275,000     International Lease Finance Corp., 4.875%, 9/1/2010                                                     4,247,546
     1,275,000     Residential Capital Corp., 6.00%, 2/22/2011                                                             1,254,268
     4,520,000     SLM Corp., Floating Rate Note, 3.97%, 12/15/2014                                                        4,093,009
     1,500,000     SLM Corp., Note, 4.00%, 1/15/2010                                                                       1,455,698
                      TOTAL                                                                                               25,087,553
                   FINANCIAL INSTITUTION - INSURANCE - HEALTH--0.1%
       555,000     Aetna US Healthcare, 5.75%, 6/15/2011                                                                     568,739
                   FINANCIAL INSTITUTION - INSURANCE - LIFE--0.4%
     1,800,000     AXA Financial, Inc., Note, 6.50%, 4/1/2008                                                              1,821,975
       250,000 1,2 Union Central Life Insurance Co., Note, 8.20%, 11/1/2026                                                  276,328
                      TOTAL                                                                                                2,098,303
                   FINANCIAL INSTITUTION - INSURANCE - P&C--2.5%
     1,880,000     ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017                                                      1,891,363
       330,000     CNA Financial Corp., 6.50%, 8/15/2016                                                                     342,339
       850,000     CNA Financial Corp., Note, 6.00%, 8/15/2011                                                               868,721
     1,180,000     Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016                                                 1,228,130
     2,700,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                              2,693,098
       250,000     MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028                                                         265,918
       705,000     The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067                                                          700,261
       370,000     The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                                              370,630
     3,690,000 1,2 ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2035                                               3,777,416
                      TOTAL                                                                                               12,137,876
                   FINANCIAL INSTITUTION - REITS--2.5%
       750,000     Archstone-Smith Trust, 5.00%, 8/15/2007                                                                   748,969
     3,500,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                                3,542,207
     1,570,000     Prologis, Note, 5.25%, 11/15/2010                                                                       1,571,589
     1,250,000     Prologis, Sr. Note, 5.50%, 4/1/2012                                                                     1,264,424
     2,470,000     Simon Property Group, Inc., 6.35%, 8/28/2012                                                            2,599,804
     2,000,000     Simon Property Group, Inc., 6.375%, 11/15/2007                                                          2,010,927
       110,000     Simon Property Group, Inc., Note, 5.60%, 9/1/2011                                                         111,767
                      TOTAL                                                                                               11,849,687
                   FOREIGN-LOCAL-GOVERNMENT--1.2%
     5,500,000     Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                                                                5,707,278
                   MUNICIPAL SERVICES--0.6%
       895,000 1,2 Army Hawaii Family Housing, 5.524%, 6/15/2050                                                             869,492
     1,850,000 1,2 Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050                                                1,829,668
                      TOTAL                                                                                                2,699,160
                   SOVEREIGN--0.1%
       500,000     Sweden, Government of, Deb., 10.25%, 11/1/2015                                                            571,239
                   TECHNOLOGY--2.2%
     2,535,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                             2,549,091
       765,000     Dell Computer Corp., Deb., 7.10%, 4/15/2028                                                               818,223
     1,510,000     Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011                                              1,522,233
       875,000     Hewlett-Packard Co., Note, 5.40%, 3/1/2017                                                                869,400
     1,060,000     Intuit, Inc., Sr. Note, 5.40%, 3/15/2012                                                                1,057,908
     3,890,000     Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011                                             3,875,412
                      TOTAL                                                                                               10,692,267
                   TRANSPORTATION - AIRLINES--1.0%
     4,484,000     Southwest Airlines Co., 6.50%, 3/1/2012                                                                 4,680,707
                   TRANSPORTATION - RAILROADS--1.0%
     2,020,000     Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                                   1,902,627
       186,634     Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021                                      210,694
       460,000     Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                                            481,861
     2,210,000     Union Pacific Corp., 4.875%, 1/15/2015                                                                  2,078,955
                      TOTAL                                                                                                4,674,137
                   TRANSPORTATION - SERVICES--0.5%
     1,000,000     FedEx Corp., Note, 5.50%, 8/15/2009                                                                     1,008,599
     1,300,000     Ryder System, Inc., 5.95%, 5/2/2011                                                                     1,324,636
                      TOTAL                                                                                                2,333,235
                   UTILITY - ELECTRIC--4.5%
     1,400,000     Alabama Power Co., 4.70%, 12/1/2010                                                                     1,385,903
       930,000     Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036                                  889,299
       810,000     Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016                                               822,295
     2,740,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                                          2,662,914
     1,865,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                          1,909,196
       940,000     Exelon Generation Co. LLC, 6.95%, 6/15/2011                                                               987,302
     1,000,000     Florida Power & Light Co., 1st Mtg. Bond, 6.00%, 6/1/2008                                               1,009,125
     1,110,000     PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036                                              1,056,142
     5,750,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                                     6,219,424
     1,140,000     PSI Energy, Inc., Bond, 6.05%, 6/15/2016                                                                1,172,039
     3,660,000     Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011                                               3,549,696
                      TOTAL                                                                                               21,663,335
                   UTILITY - NATURAL GAS DISTRIBUTOR--1.0%
     5,010,000     Atmos Energy Corp., 4.00%, 10/15/2009                                                                   4,884,413
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $434,547,061)                                               434,660,867
                   CORPORATE NOTE--0.7%
                   COMMUNICATIONS - TELECOM WIRELINES--0.7%
     3,385,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $3,379,581)                            3,332,129
                   GOVERNMENT/AGENCY-1.8%
                   SOVEREIGN--1.8%
     7,800,000     United Mexican States, Note, 9.875%, 2/1/2010 (IDENTIFIED COST $8,754,191)                              8,756,670
                   MORTGAGE-BACKED SECURITIES--0.0%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--0.0%
        24,617     6.50%, 4/1/2015                                                                                            25,175
         6,808     8.00%, 9/1/2030                                                                                             7,093
                      TOTAL                                                                                                   32,268
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.0%
        18,146     8.00%, 8/15/2029                                                                                           19,051
         2,509     8.00%, 9/15/2030                                                                                            2,625
                      TOTAL                                                                                                   21,676
                      TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $51,391)                                              53,944
                   U.S. TREASURY--0.1%
                   TREASURY SECURITIES--0.1%
       250,000 3,4 U.S. Treasury Bill, 5.166%, 7/26/2007 (IDENTIFIED COST $245,996)                                          246,123
                   REPURCHASE AGREEMENT--5.0%
    23,777,000     Interest in $1,575,000,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which               23,777,000
                   Deutsche Bank Securities, Inc. will repurchase US Government Agency securities with various maturities to 3/25/2037 for $1,575,708,750 on 4/2/2007.  The market value of the underlying securities at the end of the period was $1,612,075,725 (AT COST).
                      TOTAL INVESTMENTS -98.7%                                                                           470,826,733
                      (IDENTIFIED COST $470,755,220)5
                      OTHER ASSETS AND LIABILITIES - NET - 1.3%                                                            6,267,641
                      TOTAL NET ASSETS - 100%                                                                          $ 477,094,374


1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2007, these restricted securities amounted to $51,328,326, which represented 10.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At March 31, 2007, these liquid restricted securities amounted to $51,328,326, which represented 10.8% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligation of its outstanding futures contracts.

4    Discount rate at time of purchase.

5 At March 31, 2007, the cost of investments for federal tax purposes was $470,755,220. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $71,513. This consist of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,497,770 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,426,257.

    At March 31, 2007, the Fund had the following outstanding futures contracts:
    DESCRIPTION                                                                             UNREALIZED
                                               NUMBER OF                                 APPRECIATION/
                                               CONTRACTS NOTIONAL VALUE EXPIRATION DATE (DEPRECIATION)
    6U.S. Treasury Bond Short Futures          88        $9,790,000     June 2007            $ 162,473
    6U.S. Treasury Notes 10-Year Short Futures 100       $10,812,500    June 2007              (9,796)
              TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS                             $ 152,677
  6 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates, and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.


Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



The following acronyms are used throughout this portfolio:

 MTN  --Medium Term Note
 REIT --Real Estate Investment Trust






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSURANCE SERIES

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        MAY 14, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/ JOHN B. FISHER
            JOHN B. FISHER, PRINCIPAL EXECUTIVE OFFICER

DATE        MAY 14, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        MAY 14, 2007